UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09079

MORGAN KEEGAN SELECT FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

MORGAN KEEGAN SELECT FUND, INC.

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

Item 1. Reports to Shareholders.

Hyperion Brookfield Asset Management, Inc.

Morgan Keegan Select Fund, Inc.

Regions Morgan Keegan Select High Income Fund

Regions Morgan Keegan Select Intermediate Bond Fund

Regions Morgan Keegan Select Short Term Bond Fund

Semi-Annual Report

October 31, 2008

IN PROFILE

Hyperion Brookfield Asset Management, Inc. is a registered investment advisor located in New York City. The firm was founded in 1989 to provide relative value driven fixed income investment strategies, such as core fixed income, high yield and specialized MBS. Hyperion Brookfield manages in excess of $17 billion for a client base including pension funds, financial institutions, mutual funds, insurance companies and foundations. Hyperion Brookfield is a subsidiary of Brookfield Asset Management Inc., a global asset manager focused on property, power and other infrastructure assets with approximately $90 billion of assets under management. For more information, please visit our website at www.hyperionbrookfield.com.

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each Fund can be found in the Funds’ prospectus. To obtain a prospectus, call toll-free 1-800-366-7426. Please read the prospectus carefully before investing.

The Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2009. Hyperion Brookfield Asset Management, Inc.

LETTER TO STOCKHOLDERS

Dear Stockholders,

We welcome this opportunity to provide the Semi-Annual Report for Regions Morgan Keegan Select High Income Fund (“High Income Fund”), Regions Morgan Keegan Select Intermediate Bond Fund (“Intermediate Bond Fund”) and Regions Morgan Keegan Select Short Term Bond Fund (“Short Term Bond Fund”) (each a “Fund” and, collectively, the “Funds”) for the six-month period ended October 31, 2008.

On July 29, 2008, we assumed management of the Funds from their former investment advisor, Morgan Asset Management, Inc. Since taking over, we have formulated a few key objectives that we believe are crucial for the long-term performance of these Funds. Generally, our long-term strategy for the Funds is to increase exposure to high yield and investment grade corporate bonds and to decrease exposure to structured products and residential mortgage-backed securities. At the same time, our goal is to increase the overall credit quality of the securities in the Funds’ portfolios.

Our main priority is to manage the Funds according to their stated investment objectives as outlined in the prospectus. While there are some differences among the various Funds in terms of asset mix, credit ratings and other measures, the primary objective of each of the Funds is to provide a high level of current income and the secondary objective is capital appreciation or, in the case of Short Term Bond Fund, capital preservation.

Due to the extremely volatile markets, which have presented significant challenges to executing our investment strategy, we have maintained relatively high cash balances in the Funds. While this short-term strategy has impacted the Funds’ income generation, net asset value stability and liquidity are our priorities in the current environment.

This report provides information on each Fund’s performance during the six-month period ended October 31, 2008. The report also provides an overview of market conditions and a discussion of factors affecting the investment performance of each Fund, together with each Fund’s audited financial statements and portfolio of investments as of October 31, 2008.

Please visit us at www.hyperionbrookfield.com for more information about these and other funds available to you. We are fully committed to working towards our near-term goal of stabilizing these Funds and creating stockholder value over the long term. Thank you for your support.

Sincerely,

John J. Feeney, Jr.

President

2008 Semi-Annual Report

ABOUT YOUR FUND’S EXPENSES (Unaudited)

As a stockholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Fund Return

The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in stockholders’ reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.

STOCKHOLDER AND FUND EXPENSES

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period(1)

HIGH INCOME FUND
Actual
Class A Shares	0.74%	$1,000	$376	$2.57
Class C Shares	1.23%	1,000	373	4.26
Class I Shares	0.45%	1,000	376	1.56
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.74%	1,000	1,021	3.77
Class C Shares	1.23%	1,000	1,019	6.26
Class I Shares	0.45%	1,000	1,023	2.29

INTERMEDIATE BOND FUND
Actual
Class A Shares	0.64%	$1,000	$379	$2.22
Class C Shares	0.99%	1,000	379	3.44
Class I Shares	0.39%	1,000	381	1.36
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.64%	1,000	1,022	3.26
Class C Shares	0.99%	1,000	1,020	5.04
Class I Shares	0.39%	1,000	1,023	1.99

Hyperion Brookfield Asset Management, Inc.

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period(1)

SHORT TERM BOND FUND
Actual
Class A Shares	0.62%	$1,000	$447	$2.26
Class C Shares	0.87%	1,000	446	3.17
Class I Shares	0.41%	1,000	448	1.50
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.62%	1,000	1,022	3.16
Class C Shares	0.87%	1,000	1,021	4.43
Class I Shares	0.41%	1,000	1,023	2.09

(1)	Expenses are equal to the portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect a six-month period).

2008 Semi-Annual Report

HIGH INCOME FUND

OBJECTIVE & STRATEGY

High Income Fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as “junk bonds”). The Fund seeks capital growth as a secondary objective when consistent with the Fund’s primary objective. The Fund seeks to achieve its investment objectives by investing a majority of its total assets in below investment grade securities that the Fund’s investment advisor believes offer attractive yield and capital appreciation potential. These securities include, but are not limited to, corporate bonds, mortgage-backed and asset-backed securities and other structured finance vehicles, convertible debt securities, U.S. government securities and municipal and foreign government obligations. Except with respect to up to 10% of its total assets, the debt securities purchased by the Fund will be rated, at the time of investment, at least CCC- (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the investment advisor to be of comparable quality. The Fund may invest up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. Such securities may include common stock of real estate investment trusts and utilities that either are required to and/or customarily pay out a large percentage of their current earnings as dividends. The Fund also may invest in investment grade debt securities. The policy of the Fund under normal circumstances is to keep the portfolio’s average effective maturity between 3 and 15 years. The Fund currently is closed to new investors.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade debt securities are considered speculative with respect to an issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in the value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund, as holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six-month period ending October 31, 2008, High Income Fund’s Class A Shares had a total return of -62.43%, based on net asset value. The Fund’s benchmark, the Barclays Capital Ba U.S. High Yield Index, formerly known as the Lehman Brothers Ba U.S. High Yield Index, had a six-month return of -19.38%. For Class A Shares, the Fund paid $0.22 in distributions per share from net investment income during the six-month period ending October 31, 2008.

During much of this year, corporate credit markets largely had been spared the pressure of the forced selling that has pushed bond prices lower. However, in September, Lehman Brothers’ bankruptcy filing was followed by widespread selling of corporate credit. Following other markets, investment grade bonds, high yield bonds and leveraged loans traded lower. Despite the challenges that the market has experienced, we believe that the dramatic widening in yield spreads has created an opportunity. On October 31, 2008, high yield spreads were nearly 1,500 basis points, reaching levels wider than normally seen at the bottom of a credit cycle. That is not to say that yield spreads could not widen further in the near term. However, defaults are still running at one-third of their long-term average and in time could rise to their historical average and may very well reach peak levels, which are typically around 10%. Meanwhile, high yield spreads are implying close to a 20% default rate at a time when the actual default rate is between 1% and 2%. With today’s near-record yield spreads, high yield investors can build a “cushion” against a rise in default losses later.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Upon taking over management of the Fund, we described a plan to reduce the Fund’s holdings in these types of securities and to increase the Fund’s overall credit quality.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Generally, our strategy for repositioning the Fund is to increase exposure to high yield and investment grade corporate bonds and to decrease exposure to structured products and mortgage-backed securities. At the same time, our goal is to increase the overall credit quality of the securities in the Fund.

Besides the challenges presented by the markets, the Fund has faced additional hurdles. First, the Fund has very concentrated exposure to a few structured products and mortgage-backed securities that rarely trade in the secondary market. We have been working diligently to further diversify the Fund, but the difficult markets and problems on Wall Street have impacted our efforts so far.

Second, as it became clear to us during the summer that the markets were likely to get even worse, we delayed investing cash balances in the Fund. While we believe that this was the correct decision from a capital preservation point of view, it does have the effect of reducing the current earnings power of the Fund, since cash does not produce significant income in today’s market. The “silver lining” to the problems in the market is that we are able to find many attractive opportunities, and we recently have started to invest the cash balances.

Third, some interest on mortgage-backed securities and structured products that had been carried as receivables has become uncollectable, which requires that it be written off. The result is that the income available for distribution is reduced, which impacts the Fund’s dividends and NAV.

While uncertainty about the future remains quite high, we do find some reasons to be positive. The massive monetary and fiscal stimulus measures undertaken should eventually begin to restore liquidity to the markets and ultimately lead to an economic recovery. There are some signs that the corporate credit market is beginning to function again and yields in the market seem to provide ample compensation for many of the current risks. We are hopeful that our investment of cash balances will boost the earnings power of the Fund, and that restored liquidity to the market will allow us to better diversify the Fund by reducing exposure to structured products and mortgage-backed securities.

We are fully committed to working towards our near-term goal of stabilizing the Fund, and creating stockholder value over the long term.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

2008 Semi-Annual Report

HIGH INCOME FUND

Portfolio Characteristics1 (Unaudited)

October 31, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[2]	25.11%

Weighted average coupon	2.82%

Average effective maturity	5.25 years

Total number of holdings	97

CREDIT QUALITY

A and Above[3]	26%

BBB	2%

BB	13%

B	11%

CCC	11%

Unrated	37%
Total	100%

ASSET ALLOCATION4

Asset-Backed Securities	21%

Mortgage-Backed Securities	30%

High Yield Corporate Bonds	32%

Municipal Securities	1%

Common stock	7%

Short-term investments	9%
Total	100%

[1]	Portfolio Characteristics are based on Class A Shares only.

[2]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the October 31, 2008 net asset value.

[3]	Includes short-term investments.

[4]	Includes only invested assets; excludes cash.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Growth of a $10,000 Investment (Unaudited)

Class A Shares

The graph below illustrates a hypothetical investment of $10,000 in High Income Fund—Class A Shares from the commencement of investment operations on March 22, 1999 to October 31, 2008 compared to the Barclays Capital Ba U.S. High Yield Index1.

Class C Shares

The graph below illustrates a hypothetical investment of $10,000 in High Income Fund—Class C Shares from the commencement of investment operations on March 22, 1999 to October 31, 2008 compared to the Barclays Capital Ba U.S. High Yield Index1.

2008 Semi-Annual Report

HIGH INCOME FUND

Growth of a $10,000 Investment (Unaudited)

Class I Shares

The graph below illustrates a hypothetical investment of $10,000 in High Income Fund—Class I Shares from the commencement of investment operations on March 22, 1999 to October 31, 2008 compared to the Barclays Capital Ba U.S. High Yield Index1.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Performance Information (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

As of October 31, 2008	Six Months*		1 Year		5 Year		Commencement of Investment Operations[2]
Class A Shares**	(63.36%	)	(81.53%	)	(31.96%	)	(12.92%	)
(excluding sales load)	(62.43%	)	(81.06%	)	(31.61%	)	(12.69%	)
Class C Shares***	(62.98%	)	(81.29%	)	(31.95%	)	(13.12%	)
(excluding CDSC)	(62.68%	)	(81.15%	)	(31.95%	)	(13.12%	)
Class I Shares	(62.45%	)	(80.95%	)	(31.40%	)	(12.45%	)
Barclays Capital Ba U.S. High Yield Index[1]	(19.38%	)	(19.19%	)	1.23%		3.80%

*	Not annualized for periods less than one year.

**	Reflects the maximum sales load of 2.50%.

***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

1 The Barclays Capital Ba U.S. High Yield Index, formerly known as the Lehman Brothers Ba U.S. High Yield Index, is a broad-based unmanaged index of fixed rate, non-investment grade debt. Payment-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As also are included. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 1-800-HYPERION. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the graphs and table above do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

2008 Semi-Annual Report

HIGH INCOME FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 20.8%
Collateralized Debt Obligations – 20.4%
Aardvark ABS CDO Series 2007-1A, Class SUB(c)	0.00	#%	07/06/47	$3,500	$0
ACA ABS 2006-2 Limited Series 2006-2‡(a)(c)	0.00		01/10/47	30	0
Acacia CDO Limited Series 10A, Class SUB‡(a)(c)	0.00	#	09/07/46	5,000	1
Aladdin CDO I Limited Series 2006-3A, Class NOTE‡(a)(c)	8.20	†	10/31/13	6,000	7,500
Ambassador Structured Finance CDO Limited Series 2005-1A, Class IN(c)	0.00	#	07/03/41	4,500	1
Attentus CDO Limited
Series 2006-2A, Class E2(c)	0.00	#	10/09/41	793	0
Series 2006-2A, Class F2(c)	0.00	#	10/09/41	2,067	0
Series 2007-3A, Class F‡(a)(c)	0.00	#	10/11/42	8,402	1
Broderick CDO Limited Series 2007-3A, Class E(c)	0.00	#	12/06/50	4,427	0
Cairn Mezzanine ABS CDO PLC Series 2007-3A, Class SUB(c)	0.00	#	08/13/47	6,000	1
Dillon Read CMBS CDO Limited Series 2006-1A, Class COM‡(a)(c)	0.00	#	12/05/46	7,000	175,000
Duke Funding Limited Series 2005-HG1A, Class SUB(c)	0.00	#	01/27/45	2,000	0
Grand Avenue CDO Limited Series 2005-1A, Class E2‡(a)(c)	0.00	#	04/05/46	4,438	0
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB‡(a)(c)	0.00	#	07/13/47	3,500	0
Ischus CDO III Limited‡(a)(c)	0.00		07/03/46	5	0
IXIS ABS CDO 1 Limited‡(a)(c)	0.00		12/12/46	3,000	30
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE‡(a)(c)	8.20	†	04/30/14	37,000	925,000
Kleros Preferred Funding III‡(a)(c)	0.00		10/26/50	53	1
Kleros Preferred Funding Series 2006-5A, Class SUB(c)	0.00	#	02/02/50	5,500	1
Knollwood CDO Limited
Series 2006-2A, Class E‡(a)(c)	0.00	#	07/13/46	3,487	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	5,250	1
Kodiak CDO Series 2006-1A, Class COMB‡(a)(c)	0.00	#	08/07/37	10,000	1
Lancer Funding Limited Series 2007-2A, Class A3‡(a)(c)	0.00	#	07/15/47	11,800	1
Montauk Point CDO II Limited‡(a)(c)	0.00		06/07/46	4	0
Palmer Square PLC Series 2A, Class CN‡(a)(c)	0.00	#	11/02/45	5,000	1
Sharps CDO Series 2006-1A, Class E‡(a)(c)	0.00	#	05/08/46	6,901	1
Silver Elms CDO PLC Series 2006-1A, Class E(c)	0.00	#	12/20/51	7,450	1

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Squared CDO Limited Series 2007-1A, Class C‡(a)(c)	0.00	#%	05/11/57	$2,134	$0
Steers Series 2007-A‡(a)(c)	5.90	†	06/20/18	7,000	2,695,000
Taberna Preferred Funding Limited
Series 2006-6A, Class COM1‡(a)(c)	0.00	#	12/05/36	10,631	1
Series 2006-7A, Class C1‡(a)(c)	0.00	#	02/05/37	10,460	1
Tahoma CDO Limited Series 2007-2A, Class D‡(a)(c)	0.00	#	09/15/47	2,124	0
Trapeza CDO I LLC
Series 2006-10A, Class SUB(c)	0.00	#	06/06/41	4,328	0
Series 2006-11A, Class F(c)	0.00	#	10/10/41	2,157	0
Series 2006-11A, Class SUB(c)	0.00	#	10/10/41	2,000	0
Webster CDO Limited Series 2006-1, Class PS‡(a)(c)	0.00	#	04/13/47	5	0

Total Collateralized Debt Obligations (Cost – $177,111,181)					3,802,544

Home Equity Loans – 0.4%
Ameriquest Mortgage Securities Inc. Series 2003-8, Class MV6(b)	7.01	†	10/25/33	603	39,439
Conseco Finance Series 2001-C, Class B2(c)	8.56	†	08/15/33	190	39,813
Fremont NIM Trust Series 2005-2, Class N3‡(a)(b)(c)	0.00	#	06/25/35	3,621	0
Master Asset Backed Securities NIM Trust Series 2004-CI4, Class N2‡(a)(c)	0.00	#	04/26/34	1,605	0
Meritage Asset Holdings NIM Series 2005-2, Class N4‡(a)(b)(c)	0.00	#	11/25/35	5,200	1
Terwin Mortgage Trust
Series 2005-7SL, Class B7‡(a)(b)(c)	0.00	#	07/25/35	4,196	0
Series 2005-11, Class 1B7‡(a)(b)(c)	0.00	#	11/25/36	2,330	319
Terwin Mortgage Trust NIM
Series 2005-R1, Class A‡(a)(b)(c)	0.00	#	12/28/36	15,000	2
Series 2006-R2, Class A‡(a)(b)(c)	0.00		12/25/36	12,799	1

Total Home Equity Loans (Cost – $37,074,055)					79,575

Total ASSET-BACKED SECURITIES (Cost – $214,185,236)					3,882,119

MORTGAGE-BACKED SECURITIES – 28.6%
Collateralized Mortgage Obligations – 28.6%
Asset Securitization Corp. Series 1996-D2, Class ACS2	1.07	†	02/14/29	989	16,068
Countrywide Alternative Loan Trust Series 2006-6CB, Class B4(c)	5.57	†	05/25/36	3,565	43,850

See notes to financial statements.

2008 Semi-Annual Report

HIGH INCOME FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Greenwich Structured Adjustable Rate Mortgage Products
Series 2005-3A, Class N2‡(a)(c)	2.00%		06/27/35	$9,806	$1,863,087
Series 2005-4A, Class N2‡(a)(c)	0.00	#	07/27/45	13,598	2,330,757
Harborview Mortgage Loan Trust
Series 2003-2, Class 1X(c)	0.36	†	10/19/33	6,274	173,031
Series 2004-1, Class X(c)	0.50	†	04/19/34	4,483	131,830
Series 2006-4, Class B11‡(a)(c)	6.03	†	05/19/47	1,797	2,458
Harborview NIM Corp.
Series 2006-8A, Class N5‡(a)(c)	0.00	#	07/21/36	11,679	1
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class N4‡(a)(c)	8.35		03/19/38	2,000	19,414
Series 2006-14, Class PS(c)	0.00		12/19/36	11,000	110
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS‡(a)(b)(c)	0.00		06/25/46	127	1
Long Beach Asset Holdings Corp. NIM Trust
Series 2005-WL1, Class N4‡(a)(b)(c)	0.00	#	06/25/45	12,000	1
Series 2006-2, Class N3‡(a)(b)(c)	0.00	#	04/25/46	3,600	0
Long Beach Mortgage Loan Trust Series 2005-2, Class B2‡(a)(b)(c)	6.01	†	04/25/35	1,117	7,931
Park Place Securities Inc. Series 2005-WCW3, Class M10(b)(c)	5.76	†	08/25/35	5,000	209,850
Sasco NIM Trust Series 2003-S, Class A‡(a)(c)	7.50		12/28/33	1,306	127,177
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3‡(a)(c)	12.50		10/25/46	2,000	135,564
Structured Asset Investment Loan Trust Series 2004-1, Class M5(b)	7.76	†	02/25/34	914	115,156
Structured Asset Securities Corp. Series 1999-1, Class NOTE‡(a)(c)	0.00	#	08/25/28	7,264	157,349

Total Collateralized Mortgage Obligations (Cost – $62,144,266)					5,333,635

Total MORTGAGE-BACKED SECURITIES (Cost – $62,144,266)					5,333,635

HIGH YIELD CORPORATE BONDS – 31.3%
Automotive – 2.1%
Metaldyne Corp.(c) (Cost – $3,489,313)	0.00	#	06/15/12	3,825	382,500

Basic Industry – 6.2%
Arch Western Finance	6.75		07/01/13	500	420,000
Georgia-Pacific Corp.	8.13		05/15/11	250	211,250
Mueller Water Products Inc.	7.38		06/01/17	250	163,750
U.S. Steel Corp.	7.00		02/01/18	250	172,134
Westlake Chemical Corp.	6.63		01/15/16	250	180,000

Total Basic Industry (Cost – $1,371,402)					1,147,134

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Capital Good –1.0%
Terex Corp. (Cost – $246,976)	7.38%		01/15/14	$250	$193,750

Consumer Cyclical – 0.6%
Ford Motor Credit Co.	7.00		10/01/13	125	69,245
General Motors Corp.	7.13		07/15/13	125	42,500

Total Consumer Cyclical (Cost – $160,088)					111,745

Consumer Non-Cyclical – 3.2%
Constellation Brands Inc.	7.25		05/15/17	250	207,500
Couche-Tard U.S. LP	7.50		12/15/13	250	192,500
Jarden Corp.	7.50		05/01/17	250	186,250

Total Consumer Non-Cyclical (Cost – $705,675)					586,250

Consumer Product – 0.0%
Home Products International Inc(c) (Cost – $804,205)	0.00	#	10/01/12	795	0

Energy – 4.1%
Chesapeake Energy Corp.	6.88		01/15/16	250	200,625
National Oilwell Varco Inc. Series B	6.13		08/15/15	135	117,950
SESI LLC	6.88		06/01/14	250	210,000
Williams Companies Inc.‡(a)	6.38		10/01/10	265	235,850

Total Energy (Cost – $870,435)					764,425

Finance & Investment – 6.1%
Advanta Capital Trust I (Cost – $2,868,726)	8.99		12/17/26	2,849	1,143,161

Industrial – 1.1%
Owens-Illinois Inc. (Cost – $253,696)	7.80		05/15/18	250	195,000

Media –1.0%
Charter Communications Operating LLC‡(a) (Cost – $242,719)	8.38		04/30/14	250	181,250

Retail-Computer Equipment – 1.2%
Gamestop Corp. (Cost – $236,937)	8.00		10/01/12	250	231,875

Services Cyclical – 1.1%
Iron Mountain Inc. (Cost – $254,927)	8.75		07/15/18	250	213,750

Services Non-Cyclical – 2.5%
Church & Dwight Company Inc. (Cost – $477,871)	6.00		12/15/12	500	456,250

See notes to financial statements.

2008 Semi-Annual Report

HIGH INCOME FUND

Portfolio of Investments

October 31, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Telecommunication – 1.1%
L-3 Communications Corp. (Cost – $240,332)	6.13%	01/15/14	$250	$213,750

Total HIGH YIELD CORPORATE BONDS (Cost – $12,223,302)				5,820,840

MUNICIPAL SECURITIES – 0.5%
Muni-Arizona – 0.5%
Pima County Arizona Industrial Development Authority(d)	10.29	06/01/09	45	42,562
Pima County Arizona Industrial Development Authority(d)	11.46	06/01/10	64	53,510

Total Muni-Arizona (Cost – $104,145)				96,072

Total MUNICIPAL SECURITIES (Cost – $104,145)				96,072

			Shares

COMMON STOCK – 6.5%
Consumer Product – 0.0%
Home Products International Inc*(c) (Cost – $3,037,144)			31,787	0

Finance & Investments – 6.5%
FSI Realty Trust(c)			288,000	374,400
FSI Realty Trust‡(a)(c)			82,800	107,640
Mid Country*‡(a)(c)			110,294	729,044

Total Finance & Investments (Cost – $5,182,352)				1,211,084

Industrial – 0.0%
Port Townsend Company Inc.*(c) (Cost – $875,846)			1,575	0

Total COMMON STOCK (Cost – $9,095,342)				1,211,084

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Portfolio of Investments

October 31, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENTS – 8.7%
State Street Euro Dollar Time Deposit (Cost – $1,620,000)	0.10%	11/03/08	$1,620	$1,620,000

Total Investments – 96.4% (Cost – $299,372,291)				17,963,750
Other Assets in Excess of Liabilities – 3.6%				673,129

NET ASSETS – 100.0%				$18,636,879

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of October 31, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2008, the total value of all such investments was $9,700,386, or 52.05%, of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of October 31, 2008, the total value of all such investments was $372,701, or 2.00%, of net assets.
(c)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of October 31, 2008, the total value of all such securities was $10,638,675, or 57.08%, of net assets.
(d)	—	Zero Coupon Bond - Interest rate represents current yield to maturity.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

OBJECTIVE & STRATEGY

Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The Fund seeks capital growth as a secondary objective when consistent with the Fund’s primary objective. The Fund invests primarily in investment-grade, intermediate term maturity bonds (those bonds rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) with effective maturities of 1 to 10 years) that the Fund’s investment advisor believes offer attractive yield and capital appreciation potential. Investment grade debt securities purchased by the Fund will be rated, at the time of investment, Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”), BBB- or higher by Standard & Poor’s (“S&P”), within one of the four highest ratings classes by another NRSRO or, if unrated, determined by the Fund’s investment advisor to be of comparable quality. The Fund may invest in U.S. government securities, corporate bonds, debentures, notes, preferred stock and mortgage-backed and asset-backed securities. The Fund also may invest up to 35% of its assets in below investment grade securities (commonly referred to as “junk bonds”), convertible securities and common stock. Below investment grade securities are rated Ba1 or lower by Moody’s, BB+ or lower by S&P, comparably rated by another NRSRO or, if unrated, determined by the Fund’s investment advisor to be of comparable quality. The policy of the Fund is to keep the portfolio’s average effective maturity between 3 and 10 years.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade debt securities are considered speculative with respect to an issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in the value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund, as holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six-month period ending October 31, 2008, Intermediate Bond Fund’s Class A Shares had a total return of -62.07%, based on net asset value. The Fund’s benchmark, the Barclays Capital Intermediate U.S. Aggregate Index, formerly known as the Lehman Brothers Intermediate U.S. Aggregate Index, had a six-month return of -2.63%. For Class A Shares, the Fund paid $0.22 in distributions per share from net investment income during the six-month period ending October 31, 2008.

During much of this year, corporate credit markets largely had been spared the pressure of the forced selling that has pushed bond prices lower. However, in September, Lehman Brothers’ bankruptcy filing was followed by widespread selling of corporate credit. Following other markets, investment grade bonds, high yield bonds and leveraged loans traded lower. Despite the challenges that the market has experienced, we believe that the dramatic widening in yield spreads has created an opportunity. On October 31, 2008, high yield spreads were nearly 1,500 basis points, reaching levels wider than normally seen at the bottom of a credit cycle. That is not to say that yield spreads could not widen further in the near term. However, defaults are still running at one-third of their long-term average and in time could rise to their historical average and may very well reach peak levels, which are typically around 10%. Meanwhile, high yield spreads are implying close to a 20% default rate at a time when the actual default rate is between 1% and 2%. With today’s near-record yield spreads, high yield investors can build a “cushion” against a rise in default losses later.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Upon taking over management of the Fund, we described a plan to reduce the Fund’s holdings in these types of securities and to increase the Fund’s overall credit quality.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Generally, our strategy for repositioning the Fund is to increase exposure to high yield and investment grade corporate bonds and to decrease exposure to structured products and mortgage-backed securities. At the same time, our goal is to increase the overall credit quality of the securities in the Fund.

Besides the challenges presented by the markets, the Fund has faced additional hurdles. First, the Fund has very concentrated exposure to a few structured products and mortgage-backed securities that rarely trade in the secondary market. We have been working diligently to further diversify the Fund, but the difficult markets and problems on Wall Street have impacted our efforts so far.

Second, as it became clear to us during the summer that the markets were likely to get even worse, we delayed investing cash balances in the Fund. While we believe that this was the correct decision from a capital preservation point of view, it does have the effect of reducing the current earnings power of the Fund, since cash does not produce significant income in today’s market. The “silver lining” to the problems in the market is that we are able to find many attractive opportunities, and we recently have started to invest the cash balances.

Third, some interest on mortgage-backed securities and structured products that had been carried as receivables has become uncollectable, which requires that it be written off. The result is that the income available for distribution is reduced, which impacts the Fund’s dividends and NAV.

While uncertainty about the future remains quite high, we do find some reasons to be positive. The massive monetary and fiscal stimulus measures undertaken should eventually begin to restore liquidity to the markets and ultimately lead to an economic recovery. There are some signs that the corporate credit market is beginning to function again and yields in the market seem to provide ample compensation for many of the current risks. We are hopeful that our investment of cash balances will boost the earnings power of the Fund, and that restored liquidity to the market will allow us to better diversify the Fund by reducing exposure to structured products and mortgage-backed securities.

We are fully committed to working towards our near-term goal of stabilizing the Fund, and creating stockholder value over the long term.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

Portfolio Characteristics1 (Unaudited)

October 31, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[2]	11.93%

Weighted average coupon	3.08%

Average effective maturity	8.31 years

Total number of holdings	59

CREDIT QUALITY

A and Above[3]	78%

BBB	6%

BB	1%

CCC	8%

D	2%

Unrated	5%
Total	100%

ASSET ALLOCATION4

Asset-Backed Securities	37%

Mortgage-Backed Securities	10%

High Yield Corporate Bonds	1%

Preferred Securities	25%

Short-term investments	27%
Total	100%

[1]	Portfolio Characteristics are based on Class A Shares only.

[2]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the October 31, 2008 net asset value.

[3]	Includes short-term investments.

[4]	Includes only invested assets; excludes cash.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Growth of a $10,000 Investment (Unaudited)

Class A Shares

The graph below illustrates a hypothetical investment of $10,000 in Intermediate Bond Fund—Class A Shares from the commencement of investment operations on March 22, 1999 to October 31, 2008 compared to the Barclays Capital Intermediate U.S. Aggregate Index1.

Class C Shares

The graph below illustrates a hypothetical investment of $10,000 in Intermediate Bond Fund—Class C Shares from the commencement of investment operations on March 22, 1999 to October 31, 2008 compared to the Barclays Capital Intermediate U.S. Aggregate Index1.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

Growth of a $10,000 Investment (Unaudited)

Class I Shares

The graph below illustrates a hypothetical investment of $10,000 in Intermediate Bond Fund—Class I Shares from the commencement of investment operations on March 22, 1999 to October 31, 2008 compared to the Barclays Capital Intermediate U.S. Aggregate Index1.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Performance Information (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

As of October 31, 2008	Six Months*		1 Year		5 Year		Commencement of Investment Operations[2]
Class A Shares**	(62.83%	)	(87.24%	)	(36.48%	)	(17.92%	)
(excluding sales load)	(62.07%	)	(86.97%	)	(36.23%	)	(17.74%	)
Class C Shares***	(62.44%	)	(87.10%	)	(36.44%	)	(18.03%	)
(excluding CDSC)	(62.13%	)	(87.00%	)	(36.44%	)	(18.03%	)
Class I Shares	(61.94%	)	(86.90%	)	(36.03%	)	(17.51%	)
Barclays Capital Intermediate U.S. Aggregate Index[1]	(2.63%	)	1.49%		3.56%		5.16%

*	Not annualized for periods less than one year.

**	Reflects the maximum sales load of 2.00%.

***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

1 The Barclays Capital Intermediate U.S. Aggregate Index, formerly known as the Lehman Brothers Intermediate U.S. Aggregate Index, is a broad-based unmanaged index of securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 1-800-HYPERION. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the graphs and table above do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 36.5%
Certificate-Backed Obligations – 0.0%
MKP CBO I Limited Series 4A, Class CS‡(a)(c) (Cost – $5,116,687)	0.00	#%	10/01/12	$5,073	$1

Collateralized Debt Obligations – 31.5%
Acacia CDO Limited Series 10A, Class D‡(a)(c)	0.00	#	09/07/46	9,272	1
Aladdin CDO I Limited Series 2006-3A, Class NOTE‡(a)(c)	8.20	†	10/31/13	4,000	5,000
Attentus CDO Limited
Series 2006-1A, Class C2A‡(a)(c)	0.00	#	05/10/36	7,111	1
Series 2006-1A, Class D‡(a)(c)	0.00	#	05/10/36	5,242	1
Series 2006-2A, Class E1‡(a)(c)	0.00	#	10/09/41	4,289	0
Series 2007-3A, Class E2‡(a)(c)	0.00	#	10/11/42	7,147	1
Charles River CDO Series 1X, Class BV(c)	5.30	†	12/09/37	5,196	1
Curzon Funding Limited Series HZ05-1, Class D(c)	5.99		02/01/95	5,000	150,000
Fiorente Funding Limited Series 2006-1A, Class M1‡(a)(c)	0.00	#	11/04/56	6,124	1
G Square Finance Series 2006-1A, Class C1‡(a)(c)	0.00	#	04/05/51	14,789	1
Inman Square Funding Limited Series 2005-2X, Class IV(c)	8.16	†	10/06/40	4,999	1
Kleros Preferred Funding Series 2006-5A, Class E‡(a)(c)	0.00	#	02/02/50	10,232	1
Kodiak CDO Series 2006-1A, Class G‡(a)(c)	0.00	#	08/07/37	6,473	1
Lancer Funding Limited Series 2007-2A, Class A3‡(a)(c)	0.00	#	07/15/47	6,884	1
Lincoln Avenue ABS CDO Limited Series 1-A, Class D‡(a)(c)	0.00	#	07/05/46	3,234	0
Linker Finance PLC Series 16A, Class E‡(a)(c)	7.78	†	05/19/45	6,000	59,999
Newbury Street CDO Limited Series 2007-1A, Class D‡(a)(c)	0.00	#	03/04/53	2,150	0
Norma CDO Limited Series 2007-1A, Class E‡(a)(c)	0.00	#	03/11/49	6,866	1
Orchid Structured Finance CDO Limited Series 2006-3A, Class E‡(a)(c)	0.00	#	01/06/46	3,136	0
Palmer Square PLC Series 2A, Class CN‡(a)(c)	0.00	#	11/02/45	8,000	1
Pasa Funding Limited Series 2007-1A, Class D(c)	0.00	#	04/07/52	3,000	0
Sail Net Interest Margin Notes Series 2004-5A, Class B‡(a)(b)(c)	0.00	#	06/27/34	175	262
Sharps CDO Series 2006-1A, Class D‡(a)(c)	0.00	#	05/08/46	4,472	0

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Steers Series 2007-A‡(a)(c)	5.90	†%	06/20/18	$12,000	$4,619,999
Taberna Preferred Funding Limited
Series 2005-3A, Class D‡(a)(c)	0.00	#	02/05/36	5,241	1
Series 2006-5A, Class B1‡(a)(c)	0.00	#	08/05/36	8,974	1
Series 2006-6A, Class COM 1‡(a)(c)	0.00	#	12/05/36	7,441	1
Tahoma CDO Limited Series 2007-2A, Class D‡(a)(c)	0.00	#	09/15/47	6,903	1
Trapeza CDO I LLC
Series 2006-10A, Class D2‡(a)(c)	0.00	#	06/06/41	3,173	0
Series 2006-11A, Class D2‡(a)(c)	0.00	#	10/10/41	9,323	1

Total Collateralized Debt Obligations (Cost – $179,973,246)					4,835,278

Collateralized Loan Obligations – 4.1%
Galleria Limited Series 5A, Class B‡(a) (Cost – $3,377,081)	3.96	†	09/19/37	4,140	621,000

Home Equity Loans – 0.9%
ACE Securities Corp.
Series 2005-HE2, Class M10	6.51	†	04/25/35	5,000	95,511
Series 2005-SL1, Class M4	0.00	#	06/25/35	1,431	5,320
Morgan Stanley Dean Witter Capital I Series 2002-NC3, Class B1	6.41	†	08/25/32	602	14,036
Morgan Stanley Home Equity Loan NIM Notes Series 2006-2NA, Class N1‡(a)(c)	6.25		02/25/36	2,390	15,438
SB Finance NIM Trust Series 2005-KS6N, Class A1A‡(a)(c)	0.00	#	07/25/35	304	10,686
Soundview Home Equity Loan Trust Series 2005-A, Class M11‡(a)	6.26	†	04/25/35	653	3,427

Total Home Equity Loans (Cost – $9,815,241)					144,418

Total ASSET-BACKED SECURITIES (Cost – $198,282,255)					5,600,697

MORTGAGE-BACKED SECURITIES – 9.6%
Collateralized Mortgage Obligations – 9.6%
Deutsche ALT-A Securities NIM Trust Series 2007-OA1, Class N2‡(a)(c)	7.50		02/25/47	3,000	40,639
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2‡(a)(c)	3.70	†	09/27/35	5,936	235,671
Fannie Mae-Aces
Series 1997-M6, Class IO	0.81	†	03/17/37	4,315	4,315
Series 1999-M3, Class N	0.71	†	06/25/38	14,438	63,167
Harborview Mortgage Loan Trust
Series 2003-2, Class 1X(c)	0.36	†	10/19/33	3,649	100,626
Series 2004-1, Class X(c)	0.50	†	04/19/34	2,241	65,915
Series 2006-4, Class B10(c)	6.03	†	05/19/47	7,892	75,762

See notes to financial statements.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Mellon Residential Funding Corp. Series 2004-TBC1, Class X‡(a)	1.14	†%	02/26/34	$15,944	$158,802
Park Place Securities Inc.
Series 2004-WCW1, Class M8(b)(c)	6.76	†	09/25/34	8,302	284,768
Series 2005-WHQ2, Class M11(b)	5.76	†	05/25/35	10,494	236,723
Sasco NIM Trust Series 2003-BC2, Class N3‡(a)(c)	0.00	#	02/27/33	3,725	0
Sharp SP I LLC NIM Trust Series 2005-HE1N, Class NB‡(a)(c)	0.00	#	02/25/35	999	0
Structured Asset Investment Loan Trust Series 2003-BC12, Class M2(b)	5.88	†	11/25/33	644	141,389
Structured Asset Securities Corp. Series 1999-SP1, Class B(c)	9.00	†	05/25/29	357	69,563

Total Collateralized Mortgage Obligations (Cost – $45,165,079)					1,477,340

Total MORTGAGE-BACKED SECURITIES (Cost – $45,165,079)					1,477,340

HIGH YIELD CORPORATE BONDS – 0.7%
Insurance – 0.7%

Security Capital Assurance Limited (Cost – $5,300,000)	6.88	†#	09/30/17	5,300	106,000

				Shares

PREFERRED SECURITIES – 23.9%
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B*‡(a)(c)				1,850	71,687
Preferred Pass-Through Trust
Series 2006-C MER, Class B‡(a)(c)				13,000	2,307,500
Series 2006-B BAC, Class B*‡(a)(c)				285	498,750
RAM Holdings Limited Series A(c)				13	130,000
XL Capital Limited Class C*(a)(c)				80,000	649,680

Total PREFERRED SECURITIES (Cost – $37,793,672)					3,657,617

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Portfolio of Investments

October 31, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENTS – 26.6%
State Street Euro Dollar Time Deposit (Cost – $4,070,000)	0.10%	11/03/08	$4,070	$4,070,000

Total Investments – 97.3% (Cost – $290,611,006)				14,911,654
Other Assets in Excess of Liabilities – 2.7%				417,412

NET ASSETS – 100.0%				$15,329,066

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of October 31, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2008, the total value of all such investments was $8,648,877, or 56.42%, of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of October 31, 2008, the total value of all such investments was $663,142, or 4.33%, of net assets.
(c)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of October 31, 2008, the total value of all such securities was $9,391,964, or 61.27%, of net assets.
CBO	—	Certificate-Backed Obligation.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

2008 Semi-Annual Report

SHORT TERM BOND FUND

OBJECTIVE & STRATEGY

Short Term Bond Fund seeks a high level of current income consistent with preservation of capital. The Fund invests primarily in investment grade debt securities. Investment grade debt securities purchased by the Fund will be rated, at the time of investment, Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”), BBB- or higher by Standard & Poor’s (“S&P”), within one of the four highest ratings classes by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment advisor to be of comparable quality. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, mortgage-backed and asset-backed securities and preferred stock. The Fund also may invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. The Fund normally will maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund, as holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six-month period ending October 31, 2008, Short Term Bond Fund’s Class A Shares had a total return of -55.28%, based on net asset value. The Fund’s total return underperformed the Barclays Capital 1-3 Year U.S. Government/Credit Index, formerly known as the Lehman Brothers 1-3 Year U.S. Government/Credit Index, six-month return of 0.30%. For Class A Shares, the Fund paid $0.30 in distributions per share from net investment income during the six-month period ending October 31, 2008.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Besides the challenges presented by the markets, the Fund has faced additional hurdles. First, the Fund has very concentrated exposure to a few structured products and residential mortgage-backed securities that rarely trade in the secondary market. Furthermore, some interest on the Fund’s mortgage-backed securities and structured products that had been carried as receivables has become uncollectable, which requires that it be written off. The result is that the income available for distribution is reduced, which impacts the dividends of the Fund.

Upon taking over management of the Fund, we have been working diligently on our plan to reduce the Fund’s holdings in these types of securities in order to improve net asset value stability and liquidity.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

Hyperion Brookfield Asset Management, Inc.

SHORT TERM BOND FUND

Portfolio Characteristics1 (Unaudited)

October 31, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[2]	15.96%

Weighted average coupon	5.35%

Average effective maturity	4.74 years

Total number of holdings	18

CREDIT QUALITY

A and Above[3]	94%

BBB	2%

CCC	2%

Unrated	2%
Total	100%

ASSET ALLOCATION4

Asset-Backed Securities	64%

Mortgage-Backed Securities	33%

Preferred Securities	3%
Total	100%

[1]	Portfolio Characteristics are based on Class A Shares only.

[2]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the October 31, 2008 net asset value.

[3]	Includes short-term investments.

[4]	Includes only invested assets, excludes cash.

2008 Semi-Annual Report

SHORT TERM BOND FUND

Growth of a $10,000 Investment (Unaudited)

Class A Shares

The graph below illustrates a hypothetical investment of $10,000 in Short Term Bond Fund—Class A Shares from the commencement of investment operations on March 8, 2001 to October 31, 2008 compared to the Barclays Capital 1-3 Year U.S. Government/Credit Index1.

Class C Shares

The graph below illustrates a hypothetical investment of $10,000 in Short Term Bond Fund—Class C Shares from the commencement of investment operations on November 4, 2005 to October 31, 2008 compared to the Barclays Capital 1-3 Year U.S. Government/Credit Index1.

Hyperion Brookfield Asset Management, Inc.

SHORT TERM BOND FUND

Growth of a $10,000 Investment (Unaudited)

Class I Shares

The graph below illustrates a hypothetical investment of $10,000 in Short Term Bond Fund—Class I Shares from the commencement of investment operations on January 5, 2001 to October 31, 2008 compared to the Barclays Capital 1-3 Year U.S. Government/Credit Index1.

2008 Semi-Annual Report

SHORT TERM BOND FUND

Performance Information (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

As of October 31, 2008	Six Months*		1 Year		5 Year		Commencement of Investment Operations[2]
Class A Shares**	(55.95%	)	(66.01%	)	(19.08%	)	(11.42%	)
(excluding sales load)	(55.28%	)	(65.49%	)	(18.83%	)	(11.24%	)
Class C Shares***	(55.78%	)	(65.87%	)	—		(30.57%	)
(excluding CDSC)	(55.37%	)	(65.56%	)	—		(30.57%	)
Class I Shares	(55.25%	)	(65.38%	)	(18.61%	)	(10.69%	)
Barclays Capital 1-3 Year U.S. Government/Credit Index[1]	0.30%		4.20%		3.43%		@

*	Not annualized for periods less than one year.

**	Reflects the maximum sales load of 1.50%.

***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

1 The Barclays Capital 1-3 Year U.S. Government/Credit Index, formerly known as the Lehman Brothers 1-3 Year Government/Credit Index, is an index comprised of securities in the Government and Credit Indices. The Government Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 8, 2001, November 4, 2005 and January 5, 2001, respectively.

@ The Barclays Capital 1-3 Year U.S. Government/Credit Index, formerly known as the Lehman Brothers 1-3 Year U.S. Government/Credit Index, return since the inception of each class of the fund is as follows: 4.17% since March 8, 2001, 4.79% since November 4, 2005 and 4.25% January 5, 2001, respectively.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 1-800-HYPERION. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the graphs and table above do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Hyperion Brookfield Asset Management, Inc.

SHORT TERM BOND FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 40.0%
Collateralized Debt Obligations – 37.7%
Acacia CDO Limited Series 10A, Class D‡(a)(c)	0.00	#%	09/07/46	$1,545	$0
Fort Duquesne CDO Limited Series 2006-1A, Class D‡(a)(c)	0.00	#	10/26/46	999	0
Fulton Street CDO Limited Series 1A, Class A2‡(a)(c)	0.00	#	04/20/37	2,000	1
Kodiak CDO Series 2006-1A, Class G‡(a)(c)	0.00	#	08/07/37	1,618	0
Pasa Funding Limited Series 2007-1A, Class D(c)	0.00	#	04/07/52	750	0
Steers Series 2007-A‡(a)(c)	5.90	†	06/20/18	2,000	770,000
Taberna Preferred Funding Limited Series 2006-5A, Class B1‡(a)(c)	0.00	#	08/05/36	1,584	0

Total Collateralized Debt Obligations (Cost – $10,063,218)					770,001

Home Equity Loans – 2.3%
ACE Securities Corp. Series 2005-SL1, Class M4	6.11		06/25/35	269	1,000
Empire Funding Home Loan Owner Trust Series 1999-1, Class M2(c)	9.50		05/25/30	53	43,843
Morgan Stanley Home Equity Loan NIM Notes Series 2006-2NA, Class N1‡(a)(c)	6.25		02/25/36	266	1,715
SB Finance NIM Trust Series 2005-KS6N, Class A1A‡(a)(c)	0.00	#	07/25/35	34	1,187

Total Home Equity Loans (Cost – $602,827)					47,745

Total ASSET-BACKED SECURITIES (Cost – $10,666,045)					817,746

MORTGAGE-BACKED SECURITIES – 20.8%
Collateralized Mortgage Obligations – 20.8%
Countrywide Alternative Loan Trust
Series 2004-15, Class 1A2	5.06	†	09/25/34	126	84,868
Series 2004-15, Class 2A2	5.04	†	09/25/34	292	166,190
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2‡(a)(c)	3.70	†	09/27/35	989	39,278
Harborview Mortgage Loan Trust Series 2004-4, Class 3A	4.84	†	06/19/34	65	38,778
Park Place Securities Inc. Series 2004-WCW1, Class M8(b)(c)	6.76	†	09/25/34	922	31,641

See notes to financial statements.

2008 Semi-Annual Report

SHORT TERM BOND FUND

Portfolio of Investments

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust Series 2003-BC12, Class M2(b)	5.88	†%	11/25/33	$291	$63,955

Total Collateralized Mortgage Obligations (Cost – $2,686,914)					424,710

Total MORTGAGE-BACKED SECURITIES (Cost – $2,686,914)					424,710

				Shares

PREFERRED SECURITIES – 1.6%
Special Purpose Equity – 1.6%
Preferred Pass-Through Trust Series 2006-B BAC, Class B*‡(a)(c) (Cost – $484,200)				18,000	31,500

Total Investments – 62.4% (Cost – $13,837,159)					1,273,956
Other Assets in Excess of Liabilities – 37.6%					769,258

NET ASSETS – 100.0%					$2,043,214

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of October 31, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2008, the total value of all such investments was $843,681, or 41.29%, of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of October 31, 2008, the total value of all such investments was $95,596, or 4.68%, of net assets.
(c)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of October 31, 2008, the total value of all such securities was $919,165, or 44.99%, of net assets.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Assets and Liabilities

October 31, 2008

	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Assets:
Investments in securities, at market	$16,343,750	$10,841,654	$1,273,956
Investment in time deposit, at market	1,620,000	4,070,000	—

Total Investments (Note 2)	17,963,750	14,911,654	1,273,956
Cash	17,408	24,239	762,171
Interest and dividends receivable	801,359	464,732	19,586
Receivable for investments sold	77,481	40,000	—
Receivable for fund shares sold	19	148	—
Receivable due from advisor	36,619	45,161	27,277
Prepaid expenses	110,049	73,772	16,410
Other assets	29,972	9,946	—

Total assets	19,036,657	15,569,652	2,099,400

Liabilities:
Payable for fund shares repurchased	11,510	1,917	5,387
Income distribution payable	274,819	128,912	13,243
Administration fee payable (Note 4)	1,363	1,363	1,363
Accrued expenses	108,922	107,232	36,125
Accrued 12b-1 expenses	3,164	1,162	68

Total liabilities	399,778	240,586	56,186

Net Assets	$18,636,879	$15,329,066	$2,043,214

Composition of Net Assets:
Capital stock, at par value ($.001 par value) (Note 6)	$26,891	$25,957	$743
Additional paid-in capital (Note 6)	682,594,271	512,546,854	25,972,164
Undistributed (overdistribution of) net investment income	(747,607)	1,069,982	(13,243)
Accumulated net realized loss on investments	(381,828,135)	(222,614,375)	(11,353,247)
Net unrealized depreciation on investments	(281,408,541)	(275,699,352)	(12,563,203)

Net assets	$18,636,879	$15,329,066	$2,043,214

Investments, at identified cost	$299,372,291	$290,611,006	$13,837,159

Shares Outstanding and Net Asset Value (“NAV”) Per Share:

Class A Shares
Net assets	$6,132,542	$3,368,204	$501,071
Shares outstanding	8,848,351	5,700,886	182,365
Net asset value and redemption price per share*	$0.69	$0.59	$2.75
Offering price per share	$0.71 (a)	$0.60 (b)	$2.79 (c)

Class C Shares
Net assets	$4,886,927	$3,752,942	$52,263
Shares outstanding	7,043,491	6,369,838	19,071
Net asset value, offering and redemption price per share*	$0.69	$0.59	$2.74

Class I Shares
Net assets	$7,617,410	$8,207,920	$1,489,880
Shares outstanding	10,998,998	13,886,082	541,846
Net asset value, offering and redemption price per share*	$0.69	$0.59	$2.75

* Redemption Price Per Share varies by length of time shares were held.

(a) Computation of Offering Price Per Share: 100/98.5 of NAV

(b) Computation of Offering Price Per Share: 100/98 of NAV

(c) Computation of Offering Price Per Share: 100/97.5 of NAV

See notes to financial statements.

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Statements of Operations

For the Six Months Ended October 31, 2008

	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Investment Income (Note 2):
Interest	$6,866,759	$3,978,796	$293,957
Dividends	768,888	488,643	209

Total investment income	7,635,647	4,467,439	294,166

Expenses:
Investment advisory fees (Note 4)	169,155	64,069	9,670
Administration fees (Note 4)	9,462	7,501	3,524
Distribution Service Fees
Class A Shares	17,210	8,917	2,553
Class C Shares	42,580	24,146	288
Audit and tax services	96,255	53,851	22,958
Legal fees	92,266	74,611	24,687
Transfer agent fees	78,723	92,107	29,419
Valuation consultant fees	52,987	36,372	4,307
Registration fees	29,575	27,041	12,369
Insurance	28,111	18,853	4,231
Custodian	16,383	16,361	16,364
Directors’ fees	9,924	9,924	9,924
Miscellaneous	4,303	3,807	3,241

Total expenses .	646,934	437,560	143,535
Less expenses waived and reimbursed by the investment advisor (Note 4)	(480,458)	(342,820)	(129,764)

Net expenses	166,476	94,740	13,771

Net investment income	7,469,171	4,372,699	280,395

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investment transactions	(114,123,530)	(71,031,278)	(5,061,175)

Net change in unrealized depreciation on investments	66,947,507	36,743,924	1,374,028

Net realized and unrealized loss on investments	(47,176,023)	(34,287,354)	(3,687,147)

Net decrease in net assets resulting from operations	$(39,706,852)	$(29,914,655)	$(3,406,752)

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Changes in Net Assets

	High Income Fund			Intermediate Bond Fund
	For the Six Months Ended October 31, 2008	For the Period Ended April 30, 2008	For the Year Ended June 30, 2007	For the Six Months Ended October 31, 2008	For the Period Ended April 30, 2008	For the Year Ended June 30, 2007
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$7,469,171	$40,377,037	$125,790,468	$4,372,699	$31,463,068	$58,602,329
Net realized gain (loss) on investment transactions	(114,123,530)	(259,998,452)	13,810,759	(71,031,278)	(147,463,952)	913,146
Net change in unrealized appreciation/depreciation on investments	66,947,507	(195,700,055)	(110,971,050)	36,743,924	(254,824,236)	(43,839,492)

Net increase (decrease) in net assets resulting from operations	(39,706,852)	(415,321,470)	28,630,177	(29,914,655)	(370,825,120)	15,675,983

Distributions to Stockholders (Note 2):
Distributions from net investment income
Class A Shares	(2,126,471)	(15,692,224)	(61,511,869)	(1,371,050)	(9,824,559)	(21,532,088)
Class C Shares	(1,730,757)	(11,106,919)	(32,475,050)	(1,536,087)	(9,673,093)	(18,948,268)
Class I Shares	(3,044,895)	(20,467,942)	(43,853,012)	(3,265,267)	(10,606,116)	(18,452,995)
Distributions from net realized gain on investments
Class A Shares	—	—	(3,593,650)	—	—	—
Class C Shares	—	—	(1,976,827)	—	—	—
Class I Shares	—	—	(2,520,518)	—	—	—

Total distribution to stockholders	(6,902,123)	(47,267,085)	(145,930,926)	(6,172,404)	(30,103,768)	(58,933,351)

Capital Stock Transactions (Note 6):
Proceeds from sale of shares	1,608,572	95,971,011	182,269,252	725,744	141,514,314	532,154,307
Reinvestment of dividends and distributions	2,189,850	22,397,424	80,974,339	1,561,404	12,578,368	31,979,964
Cost of shares redeemed	(26,972,359)	(624,296,238)	(290,729,579)	(6,034,363)	(711,420,219)	(174,474,696)

Change in net assets resulting from capital transactions (Note 6)	(23,173,937)	(505,927,803)	(27,485,988)	(3,747,215)	(557,327,537)	389,659,575

Total increase (decrease) in net assets	(69,782,912)	(968,516,358)	(144,786,737)	(39,834,274)	(958,256,425)	346,402,207
Net Assets:
Beginning of period	88,419,791	1,056,936,149	1,201,722,886	55,163,340	1,013,419,765	667,017,558

End of period	$18,636,879	$88,419,791	$1,056,936,149	$15,329,066	$55,163,340	$1,013,419,765

(Including undistributed (overdistributions of) net investment income of)	$(747,607)	$(563,151)	$1,418,382	$1,069,982	$2,702,987	$31,669

See notes to financial statements.

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Statements of Changes in Net Assets (continued)

	Short Term Bond Fund
	For the Six Months Ended October 31, 2008	For the Period Ended April 30, 2008	For the Year Ended June 30, 2007
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$280,395	$2,960,904	$3,830,901
Net realized loss on investment transactions	(5,061,175)	(5,826,452)	(28,377)
Net change in unrealized appreciation/depreciation on investments	1,374,028	(12,723,713)	(39,446)

Net increase (decrease) in net assets resulting from operations	(3,406,752)	(15,589,261)	3,763,078

Distributions to Stockholders (Note 2):
Distributions from net investment income
Class A Shares	(117,861)	(1,304,903)	(827,912)
Class C Shares	(7,874)	(116,491)	(10,006)
Class I Shares	(209,258)	(1,587,147)	(3,051,704)

Total distributions to stockholders	(334,993)	(3,008,541)	(3,889,622)

Capital Stock Transactions (Note 6):
Proceeds from sale of shares	600,852	51,329,296	48,501,109
Reinvestment of dividends and distributions	180,475	613,423	785,371
Cost of shares redeemed	(7,134,543)	(110,744,908)	(25,875,062)

Change in net assets resulting from capital transactions (Note 6)	(6,353,216)	(58,802,189)	23,411,418

Total increase (decrease) in net assets	(10,094,961)	(77,399,991)	23,284,874
Net Assets:
Beginning of period	12,138,175	89,538,166	66,253,292

End of period	$2,043,214	$12,138,175	$89,538,166

(Including (overdistributions of) net investment income)	$(13,243)	$(8,976)	$—

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Statement of Cash Flows

For the Six Months Ended October 31, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(39,706,852)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(7,488,687)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	17,438,614
Sales of short-term portfolio investments, net	11,778,760
Decrease in interest and dividends receivable	2,221,723
Decrease in receivable for investments sold	797,140
Decrease in receivable due from advisor and affiliates	67,437
Increase in prepaid expenses and other assets	(110,049)
Decrease in investment advisory fee payable	(62,112)
Decrease in administration fee payable	(1,121)
Decrease in accrued expenses	(57,633)
Net amortization and paydown gain on investments	(771,340)
Unrealized appreciation on investments	(66,947,507)
Net realized loss on investment transactions	114,123,530

Net cash provided by operating activities	31,281,903

Cash flows used for financing activities:
Proceeds from shares sold	1,608,886
Payment on shares redeemed	(27,175,917)
Dividends paid to stockholders, net of reinvestments	(5,697,464)

Net cash used for financing activities	(31,264,495)

Net increase in cash	17,408
Cash at beginning of period	0

Cash at end of period	$17,408

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$2,189,850

See notes to financial statements.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

Statement of Cash Flows

For the Six Months Ended October 31, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(29,914,655)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(4,479,844)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	9,107,076
Purchases of short-term portfolio investments, net	(515,557)
Decrease in interest and dividends receivable	2,256,155
Increase in receivable for investments sold	(37,864)
Increase in prepaid expenses	(73,772)
Decrease in receivable due from advisor and affiliates	24,734
Decrease in investment advisory fee payable	(21,716)
Decrease in administration fee payable	(266)
Decrease in accrued expenses	(36,292)
Net amortization and paydown loss on investments	234,756
Unrealized appreciation on investments	(36,743,924)
Net realized loss on investment transactions	71,031,278

Net cash provided by operating activities	10,830,109

Cash flows used for financing activities:
Proceeds from shares sold	726,287
Payment on shares redeemed	(6,136,090)
Dividends paid to stockholders, net of reinvestments	(5,396,067)

Net cash used for financing activities	(10,805,870)

Net increase in cash	24,239
Cash at beginning of period	0

Cash at end of period	$24,239

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$1,561,404

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

SHORT TERM BOND FUND

Statement of Cash Flows

For the Six Months Ended October 31, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(3,406,752)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(163,192)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	6,480,735
Sales of short-term portfolio investments, net	1,045,172
Decrease in interest and dividends receivable	160,175
Decrease in receivable for investments sold	7,686
Increase in prepaid expenses	(16,410)
Increase in receivable due from advisor and affiliates	(20,382)
Decrease in investment advisory fee payable	(3,751)
Increase in administration fee payable	1,042
Decrease in accrued expenses	(22,053)
Net amortization on investments	(3,254)
Unrealized appreciation on investments	(1,374,028)
Net realized loss on investment transactions	5,061,175

Net cash provided by operating activities	7,746,163

Cash flows used for financing activities:
Proceeds from shares sold	600,852
Payment on shares redeemed	(7,380,787)
Dividends paid to stockholders, net of reinvestments	(204,057)

Net cash used for financing activities	(6,983,992)

Net increase in cash	762,171
Cash at beginning of period	0

Cash at end of period	$762,171

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$180,475

See notes to financial statements.

2008 Semi-Annual Report

HIGH INCOME FUND

Financial Highlights

Class A Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005	For the Year Ended June 30, 2004	For the Year Ended June 30, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$2.19		$9.21		$10.19	$10.42	$10.53	$10.55	$10.47

Net investment income	0.23		0.73		1.03	1.11	1.27	1.09	1.21
Net realized and unrealized gain (loss) on investments	(1.51)		(6.99)		(0.80)	(0.11)	(0.03)	0.30	0.04

Net increase (decrease) in net asset value resulting from operations	(1.28)		(6.26)		0.23	1.00	1.24	1.39	1.25

Dividends from net investment income	(0.22)		(0.76)		(1.14)	(1.11)	(1.21)	(1.11)	(1.14)
Distributions from capital gains	—		—		(0.07)	(0.12)	(0.14)	(0.30)	(0.03)

Total distributions	(0.22)		(0.76)		(1.21)	(1.23)	(1.35)	(1.41)	(1.17)

Net asset value, end of period	$0.69		$2.19		$9.21	$10.19	$10.42	$10.53	$10.55

Total Investment Return†	(62.43	%)(b)	(71.35	%)(b)	1.97%	10.13%	12.32%	14.05%	12.72%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$6,133		$22,951		$460,039	$527,093	$504,372	$391,100	$298,816
Gross operating expenses	2.89	%(a)	1.49	%(a)	1.10%	1.09%	1.10%	1.11%	1.13%
Net expenses including fee waivers and reimbursement	0.74	%(a)	1.19	%(a)	1.10%	1.09%	1.10%	1.11%	1.13%
Net investment income	32.42	%(a)	15.47	%(a)	10.46%	10.83%	12.15%	10.23%	10.99%
Net investment income, excluding the effect of waivers and reimbursement	30.27	%(a)	15.17	%(a)	10.46%	10.83%	12.15%	10.23%	10.99%
Portfolio turnover rate	14	%(b)	23	%(b)	90%	106%	86%	79%	67%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HIGH INCOME FUND

Financial Highlights

Class C Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005	For the Year Ended June 30, 2004	For the Year Ended June 30, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$2.20		$9.21		$10.19	$10.42	$10.54	$10.55	$10.47

Net investment income	0.22		0.71		0.98	1.06	1.22	1.04	1.16
Net realized and unrealized gain (loss) on investments	(1.52)		(6.98)		(0.80)	(0.11)	(0.04)	0.31	0.04

Net increase (decrease) in net asset value resulting from operations	(1.30)		(6.27)		0.18	0.95	1.18	1.35	1.20

Dividends from net investment income	(0.21)		(0.74)		(1.09)	(1.06)	(1.16)	(1.06)	(1.09)
Distributions from capital gains	—		—		(0.07)	(0.12)	(0.14)	(0.30)	(0.03)

Total distributions	(0.21)		(0.74)		(1.16)	(1.18)	(1.30)	(1.36)	(1.12)

Net asset value, end of period	$0.69		$2.20		$9.21	$10.19	$10.42	$10.54	$10.55

Total Investment Return†	(62.68	%)(b)	(71.34	%)(b)	1.46%	9.58%	11.65%	13.59%	12.16%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$4,887		$19,664		$268,429	$294,721	$276,194	$219,313	$173,290
Gross operating expenses	3.37	%(a)	1.98	%(a)	1.60%	1.59%	1.60%	1.61%	1.64%
Net expenses including fee waivers and reimbursement	1.23	%(a)	1.67	%(a)	1.60%	1.59%	1.60%	1.61%	1.64%
Net investment income	32.34	%(a)	14.98	%(a)	9.96%	10.33%	11.65%	9.73%	10.48%
Net investment income, excluding the effect of waivers and reimbursement	30.20	%(a)	14.67	%(a)	9.96%	10.33%	11.65%	9.73%	10.48%
Portfolio turnover rate	14	%(b)	23	%(b)	90%	106%	86%	79%	67%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

2008 Semi-Annual Report

HIGH INCOME FUND

Financial Highlights

Class I Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005	For the Year Ended June 30, 2004	For the Year Ended June 30, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$2.20		$9.21		$10.19	$10.42	$10.54	$10.55	$10.47

Net investment income	0.24		0.74		1.06	1.14	1.30	1.11	1.24
Net realized and unrealized gain (loss) on investments	(1.53)		(6.98)		(0.80)	(0.11)	(0.04)	0.31	0.04

Net increase (decrease) in net asset value resulting from operations	(1.29)		(6.24)		0.26	1.03	1.26	1.42	1.28

Dividends from net investment income	(0.22)		(0.77)		(1.17)	(1.14)	(1.24)	(1.13)	(1.17)
Distributions from capital gains	—		—		(0.07)	(0.12)	(0.14)	(0.30)	(0.03)

Total distributions	(0.22)		(0.77)		(1.24)	(1.26)	(1.38)	(1.43)	(1.20)

Net asset value, end of period	$0.69		$2.20		$9.21	$10.19	$10.42	$10.54	$10.55

Total Investment Return†	(62.45	%)(b)	(71.14	%)(b)	2.22%	10.40%	12.48%	14.44%	13.00%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$7,617		$45,805		$328,468	$379,909	$333,164	$209,361	$110,695
Gross operating expenses	2.58	%(a)	1.23	%(a)	0.85%	0.84%	0.85%	0.86%	0.88%
Net expenses including fee waivers and reimbursement	0.45	%(a)	0.89	%(a)	0.85%	0.84%	0.85%	0.86%	0.88%
Net investment income	34.35	%(a)	15.76	%(a)	10.71%	11.08%	12.40%	10.48%	11.24%
Net investment income, excluding the effect of waivers and reimbursement	32.22	%(a)	15.42	%(a)	10.71%	11.08%	12.40%	10.48%	11.24%
Portfolio turnover rate	14	%(b)	23	%(b)	90%	106%	86%	79%	67%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Financial Highlights

Class A Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005	For the Year Ended June 30, 2004	For the Year Ended June 30, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.91		$9.46		$9.83	$9.93	$10.03	$10.39	$10.17

Net investment income	0.17		0.66		0.66	0.66	0.70	0.74	0.76
Net realized and unrealized gain (loss) on investments	(1.27)		(7.64)		(0.37)	(0.10)	(0.11)	(0.28)	0.21

Net increase (decrease) in net asset value resulting from operations	(1.10)		(6.98)		0.29	0.56	0.59	0.46	0.97

Dividends from net investment income	(0.22)		(0.57)		(0.66)	(0.66)	(0.69)	(0.80)	(0.75)
Distributions from capital gains	—		—		—	—	—	(0.02)	—

Total distributions	(0.22)		(0.57)		(0.66)	(0.66)	(0.69)	(0.82)	(0.75)

Net asset value, end of period	$0.59		$1.91		$9.46	$9.83	$9.93	$10.03	$10.39

Total Investment Return†	(62.07	%)(b)	(76.98	%)(b)	2.88%	5.77%	6.05%	4.68%	9.99%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$3,368		$12,561		$358,282	$232,900	$191,439	$98,194	$82,786
Gross operating expenses	2.79	%(a)	1.12	%(a)	0.76%	0.78%	0.78%	0.81%	0.85%
Net expenses including fee waivers and reimbursement	0.64	%(a)	0.88	%(a)	0.76%	0.78%	0.78%	0.81%	0.85%
Net investment income	27.37	%(a)	11.11	%(a)	6.69%	6.61%	6.84%	7.30%	7.38%
Net investment income, excluding the effect of waivers and reimbursement	25.22	%(a)	10.87	%(a)	6.69%	6.61%	6.84%	7.30%	7.38%
Portfolio turnover rate	0	%(b)(c)	5	%(b)	61%	71%	49%	47%	38%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

(c) Rounds to less than 0.5%.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

2008 Semi-Annual Report

INTERMEDIATE BOND FUND

Financial Highlights

Class C Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005	For the Year Ended June 30, 2004	For the Year Ended June 30, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.91		$9.45		$9.83	$9.92	$10.03	$10.38	$10.17

Net investment income	0.17		0.64		0.62	0.62	0.67	0.71	0.73
Net realized and unrealized gain (loss) on investments	(1.27)		(7.63)		(0.38)	(0.09)	(0.12)	(0.27)	0.20

Net increase (decrease) in net asset value resulting from operations	(1.10)		(6.99)		0.24	0.53	0.55	0.44	0.93

Dividends from net investment income	(0.22)		(0.55)		(0.62)	(0.62)	(0.66)	(0.77)	(0.72)
Distributions from capital gains	—		—		—	—	—	(0.02)	—

Total distributions	(0.22)		(0.55)		(0.62)	(0.62)	(0.66)	(0.79)	(0.72)

Net asset value, end of period	$0.59		$1.91		$9.45	$9.83	$9.92	$10.03	$10.38

Total Investment Return†	(62.13	%)(b)	(77.03	%)(b)	2.42%	5.51%	5.58%	4.42%	9.40%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$3,753		$14,557		$348,522	$227,244	$174,382	$107,801	$84,554
Gross operating expenses	3.14	%(a)	1.47	%(a)	1.11%	1.13%	1.13%	1.16%	1.20%
Net expenses including fee waivers and reimbursement	0.99	%(a)	1.23	%(a)	1.11%	1.13%	1.13%	1.16%	1.20%
Net investment income	27.02	%(a)	10.77	%(a)	6.34%	6.26%	6.49%	6.95%	7.03%
Net investment income, excluding the effect of waivers and reimbursement	24.87	%(a)	10.53	%(a)	6.34%	6.26%	6.49%	6.95%	7.03%
Portfolio turnover rate	0	%(b)(c)	5	%(b)	61%	71%	49%	47%	38%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

(c) Rounds to less than 0.5%.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

INTERMEDIATE BOND FUND

Financial Highlights

Class I Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005	For the Year Ended June 30, 2004	For the Year Ended June 30, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.91		$9.46		$9.84	$9.93	$10.04	$10.39	$10.17

Net investment income	0.17		0.67		0.68	0.68	0.73	0.77	0.79
Net realized and unrealized gain (loss) on investments	(1.26)		(7.64)		(0.38)	(0.09)	(0.12)	(0.27)	0.21

Net increase (decrease) in net asset value resulting from operations	(1.09)		(6.97)		0.30	0.59	0.61	0.50	1.00

Dividends from net investment income	(0.23)		(0.58)		(0.68)	(0.68)	(0.72)	(0.83)	(0.78)
Distributions from capital gains	—		—		—	—	—	(0.02)	—

Total distributions	(0.23)		(0.58)		(0.68)	(0.68)	(0.72)	(0.85)	(0.78)

Net asset value, end of period	$0.59		$1.91		$9.46	$9.84	$9.93	$10.04	$10.39

Total Investment Return†	(61.94	%)(b)	(76.91	%)(b)	3.03%	6.14%	6.21%	5.04%	10.15%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$8,208		$28,045		$306,616	$206,874	$118,180	$44,489	$33,348
Gross operating expenses	2.54	%(a)	0.88	%(a)	0.51%	0.53%	0.53%	0.56%	0.60%
Net expenses including fee waivers and reimbursement	0.39	%(a)	0.60	%(a)	0.51%	0.53%	0.53%	0.56%	0.60%
Net investment income	27.62	%(a)	11.40	%(a)	6.94%	6.86%	7.09%	7.55%	7.63%
Net investment income, excluding the effect of waivers and reimbursement	25.47	%(a)	11.12	%(a)	6.94%	6.86%	7.09%	7.55%	7.63%
Portfolio turnover rate	0	%(b)(c)	5	%(b)	61%	71%	49%	47%	38%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

(c) Rounds to less than 0.5%.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

2008 Semi-Annual Report

SHORT TERM BOND FUND

Financial Highlights

Class A Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008**		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Period Ended June 30 2005*		For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$6.59		$9.99		$9.98	$10.04	$10.24		$10.22	$9.94

Net investment income	0.22		0.48		0.51	0.42	0.31		0.29	0.36
Net realized and unrealized gain (loss) on investments	(3.76)		(3.40)		0.02	(0.04)	(0.19)		0.02	0.28

Net increase (decrease) in net asset value resulting from operations	(3.54)		(2.92)		0.53	0.38	0.12		0.31	0.64

Dividends from net investment income	(0.30)		(0.48)		(0.52)	(0.44)	(0.32)		(0.29)	(0.36)

Total distributions	(0.30)		(0.48)		(0.52)	(0.44)	(0.32)		(0.29)	(0.36)

Net asset value, end of period	$2.75		$6.59		$9.99	$9.98	$10.04		$10.24	$10.22

Total Investment Return†	(55.28	%)(b)	(30.03	%)(b)	5.36%	3.85%	1.21	%(b)	3.02%	6.57%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$501		$6,782		$32,850	$4,986	$5,097		$7,396	$4,136
Gross operating expenses	4.68	%(a)	1.30	%(a)	0.84%	0.92%	1.31%		1.37%	1.47%
Net expenses including fee waivers and reimbursement	0.62	%(a)	0.89	%(a)	0.74%	0.89%	1.08%		1.14%	1.19%
Net investment income	10.43	%(a)	6.07	%(a)	4.99%	4.18%	3.65%		2.76%	3.48%
Net investment income, excluding the effect of waivers and reimbursement	6.37	%(a)	5.66	%(a)	4.89%	4.15%	3.42%		2.53%	3.20%
Portfolio turnover rate	0	%(b)	25	%(b)	64%	47%	26	%(b)	92%	37%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

* The Fund changed its fiscal year from August 31 to June 30.

** The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

SHORT TERM BOND FUND

Financial Highlights

Class C Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008*		For the Year Ended June 30, 2007	For the Period Ended June 30, 2006(c)
Per Share Operating Performance:
Net asset value, beginning of period	$6.57		$9.96		$9.96	$10.00

Net investment income	0.20		0.47		0.49	0.27
Net realized and unrealized gain (loss) on investments	(3.74)		(3.39)		0.01	(0.02)

Net increase (decrease) in net asset value resulting from operations	(3.54)		(2.92)		0.50	0.25

Dividends from net investment income	(0.29)		(0.47)		(0.50)	(0.29)

Total distributions	(0.29)		(0.47)		(0.50)	(0.29)

Net asset value, end of period	$2.74		$6.57		$9.96	$9.96

Total Investment Return†	(55.37	%)(b)	(30.15	%)(b)	5.06%	2.50	%(b)

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$52		$156		$765	$81
Gross operating expenses	6.16	%(a)	1.50	%(a)	1.04%	1.12	%(a)
Net expenses including fee waivers and reimbursements	0.87	%(a)	1.11	%(a)	0.94%	1.09	%(a)
Net investment income	9.73	%(a)	5.85	%(a)	4.79%	3.98	%(a)
Net investment income, excluding the effect of waivers and reimbursement	4.44	%(a)	5.46	%(a)	4.69%	3.95	%(a)
Portfolio turnover rate	0	%(b)	25	%(b)	64%	47	%(b)

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

(c) From the commencement of investment operations on November 4, 2005.

* The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

2008 Semi-Annual Report

SHORT TERM BOND FUND

Financial Highlights

Class I Shares

	For the Six Months Ended October 31, 2008		For the Period Ended April 30, 2008**		For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Period Ended June 30, 2005*		For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$6.60		$9.99		$9.98	$10.04	$10.25		$10.22	$9.94

Net investment income	0.22		0.50		0.53	0.44	0.34		0.32	0.39
Net realized and unrealized gain (loss) on investments	(3.76)		(3.39)		0.02	(0.04)	(0.20)		0.03	0.28

Net increase (decrease) in net asset value resulting from operations	(3.54)		(2.89)		0.55	0.40	0.14		0.35	0.67

Dividends from net investment income	(0.31)		(0.50)		(0.54)	(0.46)	(0.35)		(0.32)	(0.39)

Total distributions	(0.31)		(0.50)		(0.54)	(0.46)	(0.35)		(0.32)	(0.39)

Net asset value, end of period	$2.75		$6.60		$9.99	$9.98	$10.04		$10.25	$10.22

Total Investment Return†	(55.25	%)(b)	(29.79	%)(b)	5.62%	4.12%	1.35	%(b)	3.44%	6.86%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$1,490		$5,200		$55,923	$61,186	$66,896		$62,281	$40,957
Gross operating expenses	5.52	%(a)	1.05	%(a)	0.59%	0.67%	1.20%		1.38%	1.50%
Net expenses including fee waivers and reimbursement	0.41	%(a)	0.65	%(a)	0.49%	0.64%	0.81%		0.84%	0.90%
Net investment income	10.06	%(a)	6.31	%(a)	5.24%	4.43%	3.97%		3.07%	3.84%
Net investment income, excluding the effect of waivers and reimbursement	4.95	%(a)	5.91	%(a)	5.14%	4.40%	3.58%		2.53%	3.24%
Portfolio turnover rate	0	%(b)	25	%(b)	64%	47%	26%		92%	37%

† Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of the sales charge or contingent deferred sales charge if applicable.

(a) Annualized.

(b) Not annualized.

* The Fund changed its fiscal year from August 31 to June 30.

** The Fund changed its fiscal year end from June 30 to April 30.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

1. Organization

Morgan Keegan Select Fund, Inc. (the “Company”) was organized as a Maryland corporation on October 27, 1998. The Company is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company consists of three portfolios, each with its own investment objective. The accompanying financial statements are for High Income Fund, Intermediate Bond Fund and Short Term Bond Fund (each a “Fund” and collectively, the “Funds”). The High Income Fund is closed to new investors. Any stockholders that owned shares of the High Income Fund in an existing account as of November 1, 2005, may purchase additional shares in their account. The High Income Fund reserves the right to change this policy at any time.

Effective July 29, 2008, Hyperion Brookfield Asset Management, Inc. (“HBAM” or “Adviser”), a registered investment adviser and wholly owned subsidiary of Brookfield Asset Management Inc., became the investment adviser to the Funds. The Funds were previously managed by Morgan Asset Management, Inc. (“MAM” or “Former Adviser”). On July 11, 2008, the Funds’ stockholders approved, via proxy vote, the selection of HBAM as the new investment adviser to the Funds and elected a new Board of Directors of the Company.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Company’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Funds’ investments carried at fair value:

	Investments in Securities
Valuation Inputs	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Level 1 — Quoted Prices	$—	$—	$—
Level 2 — Other Significant Observable Inputs	1,834,023	4,070,000	—
Level 3 — Significant Unobservable Inputs	16,129,727	10,841,654	1,273,956

Total	$17,963,750	$14,911,654	$1,273,956

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Other Financial Instruments*
Valuation Inputs	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Level 1 — Quoted Prices	$—	$—	$—
Level 2 — Other Significant Observable Inputs	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—

Total	$—	$—	$—

*	Other financial instruments include options, futures, forwards and swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Balance as of May 1, 2008	$52,507,228	$32,904,114	$3,246,660
Net sales at cost	(19,622,370)	(6,501,683)	(1,979,955)
Net realized loss	(80,138,635)	(52,493,072)	(3,368,170)
Change in unrealized depreciation	55,038,396	28,708,902	919,087
Accretion/(amortization)	(27,004)	(74,896)	(53)
Transfers in and/or (out) of Level 3	8,372,112	8,298,289	2,456,387

Balance as of October 31, 2008	$16,129,727	$10,841,654	$1,273,956

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

Taxes: Each Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required.

The Financial Accounting Standards Board (“FASB”) has issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of October 31, 2008, the Funds have implemented FIN 48 and have determined that there is no impact on their financial statements.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of October 31, 2008, open taxable years consisted of the taxable years ended June 30, 2005 through April 30, 2008 for High Income Fund and Intermediate Bond Fund, and the taxable years ended June 30, 2005 through June 30, 2008 for Short Term Bond Fund. No examination of any Fund is currently in progress.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets. Expenses directly attributable to a class of shares are charged directly to that class.

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Class Allocations: The investment income, fees and expenses (other than class specific fees and expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Dividends and Other Distributions to Stockholders: Each Fund declares daily and pays monthly dividends to its stockholders from its net investment income. Each Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends are declared separately for each share class. No share class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific fees and expenses. Dividends and other distributions to stockholders are recorded on the ex-distribution date. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund.

Restricted Securities: The Funds own investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

At October 31, 2008 the investments in restricted securities were as follows:

Fund	Restricted Securities Aggregated Value	Restricted Securities Percentage of Net Assets
High Income Fund	$9,700,386	52.05%
Intermediate Bond Fund	8,648,877	56.42
Short Term Bond Fund	843,681	41.29

Repurchase Agreements: The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which the Funds purchase securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon future date. The Funds, through their custodian, receive delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options Writing: When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written in accordance with the Funds’ policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option in excess of the amounts recorded in the Statements of Assets and Liabilities. For the six months ended October 31, 2008, the Funds did not write any options.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Cash Flow Information: Each Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Risks of Investing in Asset-Backed Securities and Below Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Funds have significant investments in below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Funds may be required to bear certain extraordinary expenses in order to protect and recover their investments in certain distressed securities. Therefore, to the extent the Funds seek capital growth through investment in such securities, a Fund’s ability to achieve current income for its stockholders may be diminished. The Funds also are subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Funds, there can be no assurance that the securities or other assets received by the Funds in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Funds upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Funds’ participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Funds may be restricted from disposing of distressed securities.

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Mortgage-backed and asset-backed securities are subject to the credit risk associated with the performance of the underlying mortgaged properties or other assets. In certain instances, third-party guarantees or other forms of credit support can reduce that credit risk.

4. Investment Advisory Agreements and Affiliated Transactions

Effective July 29, 2008, the Company, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary for the operations of each Fund. The Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with the performance of its duties under the Advisory Agreement, and will pay all salaries of the Funds’ directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The Advisory Agreement provides that the Funds shall pay the Adviser a monthly fee for its services which are equal to 0.75% of the average daily net asset value of the High Income Fund, 0.40% of the average daily net asset value of the Intermediate Bond Fund, and 0.35% of the average daily net asset value of the Short Term Bond Fund.

Under an “Expense Limitation Agreement,” the Adviser has contractually agreed to waive its fees and/or reimburse each Fund for its expenses to the extent necessary to ensure each Fund’s annual operating expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses and extraordinary expenses) do not exceed a specific percentage of the average annual net assets of each Fund’s Class A, C, and I Shares as follows:

Fund	Class A	Class C	Class I
High Income Fund	1.25%	1.75%	1.00%
Intermediate Bond Fund	0.90%	1.25%	0.65%
Short Term Bond Fund	0.90%	1.10%	0.65%

Each contractual waiver will remain in effect until July 28, 2010. In addition, thereafter, the contractual waivers shall continue indefinitely, unless sooner terminated by the Board of Directors of the Company or the Adviser, upon sixty (60) days written notice to the other party. The Adviser retains its right to receive reimbursement of any payments made by it, or to recoup any fees waived by it during the prior three fiscal years, provided that after giving effect to such repayment or recoupment, such adjusted total annual operating expenses (expressed as a percentage of average net assets) for each share class of the Funds would not exceed the percentage limitations listed above.

During the period between July 29, 2008 and October 31, 2008, the Adviser earned the following in investment advisory fees under the Advisory Agreement. Further, under the Expense Limitation Agreement, the Adviser was required to waive its investment advisory fees and/or reimburse the following costs to the Funds:

Fund	Investment Advisory Fee	Waiver and/or Expense Reimbursement
High Income Fund	$53,400	$(148,680)
Intermediate Bond Fund	22,919	(142,181)
Short Term Bond Fund	2,879	(82,445)

	$79,198	$(373,306)

Prior to July 29, 2008, the Funds were party to an investment advisory agreement with the Former Adviser. Under the terms of the prior investment advisory agreement, the Funds were charged an annual advisory fee equal to 0.75% of the average daily net asset value of the High Income Fund, 0.40% of the average daily net asset value of the Intermediate Bond Fund, and 0.35% of the average daily net asset value of the Short Term Bond Fund.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

The Former Adviser contractually agreed to waive its fees and/or reimburse each Fund for its expenses to the extent necessary to ensure each Fund’s annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) did not exceed the average annual net assets of each Fund’s Class A, C and I Shares as follows:

Fund	Class A Shares	Class C Shares	Class I Shares
High Income Fund(1)	1.25%	1.75%	1.00%
Intermediate Bond Fund(2)	0.90%	1.25%	0.65%
Short Term Bond Fund(3)	0.90%	1.10%	0.65%

(1)

Effective February 19, 2008, the Former Adviser voluntarily reduced the expense caps to 0.50%, 1.00% and 0.25% of net assets of Class A Shares, Class C Shares and Class I Shares of High Income Fund, respectively, on an annualized basis for the period that the voluntary waiver was in effect.

(2)

Effective February 19, 2008, the Former Adviser voluntarily reduced the expense caps to 0.50%, 0.85% and 0.25% of net assets of Class A Shares, Class C Shares and Class I Shares of Intermediate Bond Fund, respectively, on an annualized basis for the period that the voluntary waiver was in effect.

(3)

Effective February 19, 2008, the Former Adviser voluntarily reduced the expense caps to 0.55%, 0.75% and 0.30% of net assets of Class A Shares, Class C Shares and Class I Shares of Short Term Bond Fund, respectively, on an annualized basis for the period that the voluntary waiver was in effect.

In addition, the Former Adviser voluntarily agreed to pay certain extraordinary expenses of the Funds, including legal expenses of pending litigation and the external valuation consultant fees.

For the period May 1, 2008 through July 28, 2008, the Former Adviser earned the following in investment advisory fees. Further, under the Former Adviser’s voluntary and contractual expense limitation arrangements with the Funds, the Former Adviser waived investment advisory fees and/or reimbursed the following costs and extraordinary expenses to the Funds:

Fund	Investment Advisory Fee	Waiver and/or Expense Reimbursed
High Income Fund	$115,755	$(331,778)
Intermediate Bond Fund	41,150	(200,639)
Short Term Bond Fund	6,791	(47,319)

	$163,696	$(579,736)

During the period July 29, 2008 through October 27, 2008, the Former Adviser also contractually agreed to reimburse the Short Term Bond Fund as necessary to maintain the Former Adviser’s contractual and voluntary expense limitation undertaking with respect to each class of shares of the Short Term Bond Fund.

Administrative services to the Funds are provided for under the Advisory Agreement between the Company and the Adviser. The Adviser entered into an Amended and Restated Sub-Administration Agreement with State Street Bank and Trust Company dated August 1, 2008 (the “Sub-Administrator”), pursuant to which the Sub-Administrator provides administrative and fund accounting services to the Funds. The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Funds with administrative office facilities. The fees payable to the Sub-Administrator for these services are borne by the Adviser.

For the period July 29, 2008 through July 31, 2008, the Adviser entered into a Sub-Administration Agreement with the Former Adviser to perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Funds with, or paying the cost of, office equipment and office facilities as are adequate for the needs of the Funds. For these services, the Former Adviser received from the Adviser a sub-administration fee equal to 0.01% of the average daily net asset value of the High Income Fund, 0.02% of the average daily net asset value of the Intermediate Bond Fund, and 0.03% of the average daily net asset value of the Short Term Bond Fund.

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

The Adviser also provides accounting services to each Fund, pursuant to a Fund Accounting Service Agreement with the Company dated July 29, 2008. Under the terms of this agreement, the Adviser provides such services to the Funds, including, portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services. For these services, each Fund pays to the Adviser a fee equal to 0.03% of each Fund’s average daily net assets.

During the period between July 29, 2008 and October 31, 2008, the Adviser earned the following in fund accounting service fees:

Fund	Fund Accounting Service Fee
High Income Fund	$2,030
Intermediate Bond Fund	1,643
Short Term Bond Fund	235

$3,908

Prior to July 29, 2008, the Funds were party to a Fund Accounting Service Agreement with the Former Adviser. Under the terms of this prior agreement the Funds were charged an annual fee of 0.03% based on each Fund’s average daily net assets.

For the period May 1, 2008 through July 28, 2008, the Former Adviser earned accounting fees in the following amounts:

Fund	Fund Accounting Fee
High Income Fund	$4,736
Intermediate Bond Fund	3,163
Short Term Bond Fund	593

$8,492

Certain officers and/or directors of the Funds are officers and/or directors of the Adviser.

For the period May 1, 2008 through July 28, 2008, the Adviser earned the following fees as the external valuation consultant to the Funds:

Fund	Valuation Fee
High Income Fund	$52,987
Intermediate Bond Fund	36,372
Short Term Bond Fund	6,946

$96,305

Distributor: Each Fund has adopted a plan under Rule 12b-1 that allows it to pay Morgan Keegan & Company, Inc. (“Morgan Keegan”), the distributor of the Funds’ shares, distribution fees for the sale and distribution of the Class A Shares and Class C Shares and for the stockholder servicing of those classes. Morgan Keegan bears costs including, but not limited to printing and distributing prospectuses to prospective investors, preparing and distributing sales literature and compensation of its employees involved in the sales of shares.

	12b-1 Distribution Fees		12b-1 Stockholder Service Fees
Fund	Class A Shares	Class C Shares	Class A Shares	Class C Shares
High Income Fund	—	0.50%	0.25%	0.25%
Intermediate Bond Fund	—	0.35%	0.25%	0.25%
Short Term Bond Fund	—	0.20%	0.25%	0.25%

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

	12b-1 Fee
Fund	Class A Shares	Class C Shares
High Income Fund	$17,210	$42,580
Intermediate Bond Fund	8,917	24,146
Short Term Bond Fund	2,553	288

Sales Charges: Morgan Keegan receives commissions on the sale of Class A Shares and Class C Shares of the Funds. During the period ended October 31, 2008, Morgan Keegan received front-end sales charges and contingent deferred sales charges as follows:

	Front End Sales Charges	Contingent Deferred Sales Charges
Fund	Class A Shares	Class A Shares	Class C Shares
High Income Fund	$14,506	$10,074	$722
Intermediate Bond Fund	371	—	1,200
Short Term Bond Fund	—	—	39

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended October 31, 2008 were as follows:

Fund	Purchases	Sales
High Income Fund	$5,272,675	$36,377,370
Intermediate Bond Fund	82,837	16,414,271
Short Term Bond Fund	—	4,161,423

For the six months ended October 31, 2008 there were no transactions in U.S. Government securities.

6. Capital Stock

The Funds offer three classes of shares: Class A Shares, Class C Shares and Class I Shares. The Articles of Incorporation permit the Board of Directors to issue full and fractional shares of common stock (with a par value of $0.001) for each class as follows:

	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Class A Shares	300,000,000	100,000,000	100,000,000
Class C Shares	300,000,000	100,000,000	100,000,000
Class I Shares	300,000,000	100,000,000	100,000,000

Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds’ distribution plan and voting rights on matters affecting a single class of shares. Class A Shares are sold at NAV plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Purchases of Class A Shares of $1 million or more are sold at NAV and have a 1% contingent deferred sales charge (“CDSC”) if the shares are redeemed within one year of purchase. Class C Shares and

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Class I Shares are sold without a sales charge at NAV per share. Class C Shares have a 1% CDSC if shares are redeemed within one year of purchase. Class I Shares are available only to a limited group of investors at the discretion of the Funds through special programs like employer-sponsored retirement plans, advisory accounts of the investment adviser and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. The assets of each Fund of the Company are segregated and stockholder’s interest is limited to the Fund in which shares are held.

Capital share transactions for the Funds were as follows:

High Income Fund

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	908,910	$1,351,985	2,939,641	$19,158,519	9,054,573	$91,654,562
Shares issued in reinvestment of distributions	479,090	592,836	1,420,147	7,166,755	3,287,665	32,729,573
Shares redeemed	(3,003,783)	(4,068,861)	(43,852,906)	(305,356,951)	(14,118,737)	(139,246,736)

Net change resulting from Class A Share transactions	(1,615,783)	$(2,124,040)	(39,493,118)	$(279,031,677)	(1,776,499)	$(14,862,601)

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	50,530	$50,848	1,106,408	$6,254,616	3,387,735	$34,157,517
Shares issued in reinvestment of distributions	329,968	417,608	968,241	4,755,429	1,755,653	17,488,711
Shares redeemed	(2,286,779)	(3,143,319)	(22,265,148)	(147,096,617)	(4,921,796)	(48,943,539)

Net change resulting from Class C Share transactions	(1,906,281)	$(2,674,863)	(20,190,499)	$(136,086,572)	221,592	$2,702,689

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	155,733	$205,739	10,333,461	$70,557,876	5,611,791	$56,457,173
Shares issued in reinvestment of distributions	963,157	1,179,406	2,204,739	10,475,240	3,088,116	30,756,055
Shares redeemed	(10,975,868)	(19,760,179)	(27,338,043)	(171,842,670)	(10,320,642)	(102,539,304)

Net change resulting from Class I Share transactions	(9,856,978)	$(18,375,034)	(14,799,843)	$(90,809,554)	(1,620,735)	$(15,326,076)

Net change resulting from Fund Share transactions	(13,379,042)	$(23,173,937)	(74,483,460)	$(505,927,803)	(3,175,642)	$(27,485,988)

Intermediate Bond Fund

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	115,970	$160,007	3,122,108	$23,955,187	21,132,824	$209,032,014
Shares issued in reinvestment of distributions	424,636	457,311	649,212	3,699,156	851,413	8,365,742
Shares redeemed	(1,413,354)	(1,726,274)	(35,076,787)	(242,759,673)	(7,787,297)	(76,428,906)

Net change resulting from Class A Share transactions	(872,748)	$(1,108,956)	(31,305,467)	$(215,105,330)	14,196,940	$140,968,850

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Intermediate Bond Fund (continued)

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	142,854	$122,965	3,246,117	$27,072,471	16,671,195	$164,668,745
Shares issued in reinvestment of distributions	615,968	662,727	944,313	5,444,997	1,279,127	12,568,157
Shares redeemed	(2,022,872)	(2,490,853)	(33,424,823)	(232,610,506)	(4,202,865)	(41,162,932)

Net change resulting from Class C Share transactions	(1,264,050)	$(1,705,161)	(29,234,393)	$(200,093,038)	13,747,457	$136,073,970

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	356,793	$442,772	13,290,682	$90,486,656	16,044,367	$158,453,548
Shares issued in reinvestment of distributions	404,276	441,366	588,146	3,434,215	1,122,751	11,046,065
Shares redeemed	(1,534,563)	(1,817,236)	(31,619,838)	(236,050,040)	(5,793,542)	(56,882,858)

Net change resulting from Class I Share transactions	(773,494)	$(933,098)	(17,741,010)	$(142,129,169)	11,373,576	$112,616,755

Net change resulting from Fund Share transactions	(2,910,292)	$(3,747,215)	(78,280,870)	$(557,327,537)	39,317,973	$389,659,575

Short Term Bond Fund

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	20,129	$125,349	2,722,132	$24,501,375	3,261,677	$32,858,564
Shares issued in reinvestment of distributions	5,717	26,509	19,175	169,643	20,720	208,533
Shares redeemed	(872,179)	(5,251,110)	(4,999,452)	(42,485,259)	(495,085)	(4,980,862)

Net change resulting from Class A Share transactions	(846,333)	$(5,099,252)	(2,258,145)	$(17,814,241)	2,787,312	$28,086,235

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,864	$56,609	1,709,462	$16,768,746	79,489	$795,508
Shares issued in reinvestment of distributions	762	3,334	4,513	41,384	376	3,773
Shares redeemed	(14,295)	(63,627)	(1,766,982)	(16,421,709)	(11,217)	(112,419)

Net change resulting from Class C Share transactions	(4,669)	$(3,684)	(53,007)	$388,421	68,648	$686,862

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Short Term Bond Fund (continued)

	Six Months Ended October 31, 2008		Period Ended April 30, 2008		Year Ended June 30, 2007
Class I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	74,403	$418,894	1,087,441	$10,059,175	1,474,851	$14,847,037
Shares issued in reinvestment of distributions	34,424	150,632	48,189	402,396	56,932	573,065
Shares redeemed	(355,192)	(1,819,806)	(5,942,886)	(51,837,940)	(2,064,218)	(20,781,781)

Net change resulting from Class I Share transactions	(246,365)	$(1,250,280)	(4,807,256)	$(41,376,369)	(532,435)	$(5,361,679)

Net change resulting from Fund Share transactions	(1,097,367)	$(6,353,216)	(7,118,408)	$(58,802,189)	2,323,525	$23,411,418

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid for the six months ended October 31, 2008 was as follows:

	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Ordinary income	$6,902,123	$6,172,404	$334,993

Total distributions	$6,902,123	$6,172,404	$334,993

The tax character of distributions paid for the period ended April 30, 2008 was as follows:

	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Ordinary income	$47,267,085	$30,103,768	$3,008,541

Total distributions	$47,267,085	$30,103,768	$3,008,541

At October 31, 2008, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	High Income Fund	Intermediate Bond Fund	Short Term Bond Fund
Undistributed ordinary income	$255,235	$1,240,089	$—
Capital loss carryforward(1)	(381,820,999)	(222,614,375)	(11,353,247)
Unrealized depreciation	(282,143,700)	(275,740,547)	(12,563,203)
Other	(274,819)	(128,912)	(13,243)

	$(663,984,283)	$(497,243,745)	$(23,929,693)

(1)	To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Such capital loss carryforwards will expire as set forth below.

Capital Loss Carryforwards: As of April 30, 2008, the following Funds had capital loss carryforwards, which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to stockholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Such capital loss carryforwards will expire as follows:

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Fund	Expiring in 2012	Expiring in 2016
High Income Fund (April 30 tax year end)	—	$175,076,443
Intermediate Bond Fund (April 30 tax year end)	—	71,608,179
Short Term Bond Fund (June 30 tax year end)	$155,499	2,061,238

The table above includes only those capital loss carryforwards recognized through to the Funds’ most recently completed tax year end.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at October 31, 2008 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Income Fund	$300,107,450	$2,783	$(282,146,483)	$(282,143,700)
Intermediate Bond Fund	290,652,201	0	(275,740,547)	(275,740,547)
Short Term Bond Fund	13,837,159	0	(12,563,203)	(12,563,203)

Capital Account Reclassifications: At October 31, 2008, the Funds recorded reclassifications among their capital accounts by the amounts shown in the table below. These adjustments were in order to account for permanent book/tax differences and to present undistributed net investment income and accumulated realized gains on a tax basis.

Fund	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss in Investments	Paid in Capital
High Income Fund	(751,504)	751,504	—
Intermediate Bond Fund	166,700	(166,700)	—
Short Term Bond Fund	50,331	—	(50,331)

8. Indemnification

Under the Company’s organizational documents and contractual arrangements with its directors who are not “interested persons” of the Company within the meaning of the 1940 Act (“Independent Directors”), the Company’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company on behalf of the Funds enters into contracts with vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time.

9. Designation of Restricted Illiquid Securities

High Income Fund

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ACA ABS 2006-2 Limited Series 2006-2	0.00%	01/10/47	02/01/07	$2,340,000	$0	0.0%
Acacia CDO Limited Series 10A, Class SUB	0.00	09/07/46	07/21/06	2,398,786	1	0.0

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

High Income Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aladdin CDO I Limited Series 2006-3A, Class NOTE	8.20%	10/31/13	07/31/06- 09/01/06	$3,545,722	$7,500	0.0%
Attentus CDO Limited Series 2007-3A, Class F	0.00	10/11/42	01/03/07- 07/01/08	8,277,795	1	0.0
Dillon Read CMBS CDO Limited Series 2006-1A, Class COM	0.00	12/05/46	10/05/06	6,151,763	175,000	0.9
Fremont NIM Trust Series 2005-2, Class N3	0.00	06/25/35	12/13/05	3,300,047	0	0.0
FSI Realty Trust			04/26/07	828,000	107,640	0.6
Grand Avenue CDO Limited Series 2005-1A, Class E2	0.00	04/05/46	12/19/05- 07/01/08	4,325,799	0	0.0
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	07/21/05	6,420,043	1,863,087	10.0
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	09/22/05	7,431,936	2,330,757	12.5
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	2,956,255	0	0.0
Harborview Mortgage Loan Trust Series 2006-4, Class B11	6.03	05/19/47	05/18/06	1,137,907	2,458	0.0
Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	5,189,760	1	0.0
Harborview NIM Corp. Series 2006-14, Class N4	8.35	03/19/38	02/21/07	1,696,014	19,414	0.1
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	3,455,094	1	0.0
Ischus CDO III Limited	0.00	07/03/46	02/07/07	3,550,000	0	0.0
IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	2,364,033	30	0.0
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE	8.20	04/30/14	08/22/06- 12/28/06	21,301,960	925,000	5.1
Kleros Preferred Funding III	0.00	10/26/50	01/31/07	4,830,000	1	0.0
Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06- 07/01/08	3,409,975	0	0.0
Kodiak CDO Series 2006-1A, Class COMB	0.00	08/07/37	09/18/06	9,414,998	1	0.0
Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	10,779,642	1	0.0
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05- 01/24/06	11,070,054	1	0.0
Long Beach Asset Holdings Corp. NIM Trust Series 2006-2, Class N3	0.00	04/25/46	03/24/06	3,330,214	0	0.0
Long Beach Mortgage Loan Trust Series 2005-2, Class B2	6.01	04/25/35	04/19/06	994,936	7,931	0.1
Master Asset Backed Securities NIM Trust Series 2004-CI4, Class N2	0.00	04/26/34	06/03/05	1,541,604	0	0.0
Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	4,053,365	1	0.0
Mid Country			05/22/07	1,874,998	729,044	3.9
Montauk Point CDO II Limited	0.00	06/07/46	02/28/07	2,180,000	0	0.0

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

High Income Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Palmer Square PLC Series 2A, Class CN	0.00%	11/02/45	10/21/05	$5,063,008	$1	0.0%
Sasco NIM Trust Series 2003-S, Class A	7.50	12/28/33	12/18/03	1,294,482	127,177	0.7
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	12.50	10/25/46	10/12/06	2,000,000	135,564	0.7
Sharps CDO Series 2006-1A, Class E	0.00	05/08/46	01/22/07	5,815,332	1	0.0
Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	2,084,624	0	0.0
Steers Series 2007-A	5.90	06/20/18	08/23/07	6,968,589	2,695,000	14.5
Structured Asset Securities Corp. Series 1999-1, Class NOTE	0.00	08/25/28	03/09/04	6,811,658	157,349	0.8
Taberna Preferred Funding Limited Series 2006-6A, Class COM1	0.00	12/05/36	06/07/06	10,411,499	1	0.0
Taberna Preferred Funding Limited Series 2006-7A, Class C1	0.00	02/05/37	08/30/06	10,201,611	1	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	1,949,552	0	0.0
Terwin Mortgage Trust NIM Series 2005-R1, Class A	0.00	12/28/36	12/20/05	11,119,542	2	0.0
Terwin Mortgage Trust NIM Series 2006-R2, Class A	0.00	12/25/36	03/07/06	10,975,501	1	0.0
Terwin Mortgage Trust Series 2005-11, Class 1B7	0.00	11/25/36	10/04/05	1,944,501	319	0.0
Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	3,663,659	0	0.0
Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	4,500,000	0	0.0

					$9,283,286	49.8%

Intermediate Bond Fund

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class D	0.00%	09/07/46	07/21/06	$9,141,000	$1	0.0%
Aladdin CDO I Limited Series 2006-3A, Class NOTE	8.20	10/31/13	06/27/07	2,176,005	5,000	0.0
Attentus CDO Limited Series 2006-1A, Class C2A	0.00	05/10/36	08/16/06	6,962,222	1	0.0
Attentus CDO Limited Series 2006-1A, Class D	0.00	05/10/36	09/08/06	5,005,474	1	0.0
Attentus CDO Limited Series 2006-2A, Class E1	0.00	10/09/41	11/29/06- 07/06/08	4,167,781	0	0.0
Attentus CDO Limited Series 2007-3A, Class E2	0.00	10/11/42	01/03/07	7,075,763	1	0.0
Deutsche ALT-A Securities NIM Trust Series 2007-OA1, Class N2	7.50	02/25/47	03/29/07	2,934,325	40,639	0.3

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Intermediate Bond Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2	3.70%	09/27/35	01/31/07	$5,964,699	$235,671	1.5%
Fiorente Funding Limited Series 2006-1A, Class M1	0.00	11/04/56	12/01/06	5,452,807	1	0.0
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,887,235	71,687	0.5
G Square Finance Series 2006-1A, Class C1	0.00	04/05/51	03/17/06- 07/06/08	14,393,991	1	0.0
Galleria LTD Series 5A, Class B	3.96	09/19/37	11/21/06- 11/30/06	3,310,705	621,000	4.0
Kleros Preferred Funding Series 2006-5A, Class E	0.00	02/02/50	12/28/06	10,185,683	1	0.0
Kodiak CDO Series 2006-1A, Class G	0.00	08/07/37	11/08/06- 12/07/06	6,329,786	1	0.0
Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	6,288,125	1	0.0
Lincoln Avenue ABS CDO Limited Series 1-A, Class D	0.00	07/05/46	07/05/06	3,170,549	0	0.0
Linker Finance PLC Series 16A, Class E	7.78	05/19/45	05/05/06	5,829,011	59,999	0.4
MKP CBO I Limited Series 4A, Class CS	0.00	10/01/12	02/24/05	5,116,687	1	0.0
Morgan Stanley Home Equity Loan NIM Notes Series 2006-2NA, Class N1	6.25	02/25/36	03/27/06	2,389,708	15,438	0.1
Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/07	2,085,588	0	0.0
Norma CDO Limited Series 2007-1A, Class E	0.00	03/11/49	02/06/07	6,799,509	1	0.0
Orchid Structured Finance CDO Limited Series 2006-3A, Class E	0.00	01/06/46	03/07/06- 07/06/08	3,084,835	0	0.0
Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	8,100,814	1	0.0
Preferred Pass-Through Trust Series 2006-B BAC, Class B			11/06/06- 11/08/06	7,666,500	498,750	3.2
Preferred Pass-Through Trust Series 2006-C MER, Class B			11/20/06- 11/21/06	13,061,035	2,307,500	15.1
Sail Net Interest Margin Notes Series 2004-5A, Class B	0.00	06/27/34	07/02/04	171,098	262	0.0
Sasco NIM Trust Series 2003-BC2, Class N3	0.00	02/27/33	05/16/03	3,620,170	0	0.0
SB Finance NIM Trust Series 2005-KS6N, Class A1A	0.00	07/25/35	03/01/06	301,990	10,686	0.1
Sharp SP I LLC NIM Trust Series 2005-HE1N, Class NB	0.00	02/25/35	04/05/05	954,498	0	0.0
Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	4,244,917	0	0.0
Soundview Home Equity Loan Trust Series 2005-A, Class M11	6.26	04/25/35	05/26/05	584,247	3,427	0.0
Steers Series 2007-A	5.90	06/20/18	02/05/07	12,000,000	4,619,999	30.2

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

Intermediate Bond Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Taberna Preferred Funding Limited Series 2005-3A, Class D	0.00%	02/05/36	09/16/05	$5,192,369	$1	0.0%
Taberna Preferred Funding Limited Series 2006-5A, Class B1	0.00	08/05/36	03/17/06	8,892,588	1	0.0
Taberna Preferred Funding Limited Series 2006-6A, Class COM 1	0.00	12/05/36	06/07/06	7,287,459	1	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	6,336,047	1	0.0
Trapeza CDO I LLC Series 2006-10A, Class D2	0.00	06/06/41	06/02/06- 07/06/08	3,066,112	0	0.0
Trapeza CDO I LLC Series 2006-11A, Class D2	0.00	10/10/41	10/27/06	9,000,000	1	0.0

					$8,490,075	55.4%

Short Term Bond Fund

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class D	0.00%	09/07/46	07/21/06	$1,523,500	$0	0.0%
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2	3.70	09/27/35	01/31/07	994,116	39,278	1.9
Fort Duquesne CDO Limited Series 2006-1A, Class D	0.00	10/26/46	03/05/07	790,090	0	0.0
Fulton Street CDO Limited Series 1A, Class A2	0.00	04/20/37	06/15/06	1,915,441	1	0.0
Kodiak CDO Series 2006-1A, Class G	0.00	08/07/37	11/08/06- 12/07/06	1,582,464	0	0.0
Morgan Stanley Home Equity Loan NIM Notes Series 2006-2NA, Class N1	6.25	02/25/36	03/27/06	265,523	1,715	0.1
Preferred Pass-Through Trust Series 2006-B BAC, Class B			11/08/06	484,200	31,500	1.5
SB Finance NIM Trust Series 2005-KS6N, Class A1A	0.00	07/25/35	03/01/06	33,555	1,187	0.1
Steers Series 2007-A	5.90	06/20/18	02/05/07	2,000,000	770,000	37.7
Taberna Preferred Funding Limited Series 2006-5A, Class B1	0.00	08/05/36	03/17/06	1,569,223	0	0.0

					$843,681	41.3%

10. New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities. The Adviser is currently evaluating the impact the adoption of FAS 161 will have on each Fund’s financial statements and disclosures.

11. Litigation

Beginning in late 2007, lawsuits were filed in federal and state courts in Tennessee and Alabama relating to certain fixed income funds managed by the Adviser, including the Funds. Certain of the cases were filed as

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

putative class actions on behalf of investors who purchased shares of the Funds from December 2004 through February 2008 and other cases were filed as actions on behalf of one or more individuals or trusts. The complaints name various entities and individuals as defendants including, among others, the former investment adviser, Morgan Asset Management, Inc., as well as Morgan Keegan & Company, Inc., Regions Financial Corporation and several affiliates, certain former directors and former officers of the Funds, the Funds’ former portfolio managers and, in two cases, the Company. The complaints generally allege that the defendants misrepresented or failed to disclose material facts relating to portfolio composition, fair valuation, liquidity and risk in Fund registration statements and other documents. In those cases in which the Company is named as a defendant, plaintiffs seek unspecified damages and reasonable costs and, in some cases, attorneys’ fees. Each of the cases is at a preliminary stage. No responses to the complaints have been filed and no classes have been certified in any of the putative class actions.

Claims substantially similar to those described above have been made in lawsuits filed in the federal and state courts in Tennessee and Alabama concerning certain closed-end funds also managed by the Adviser.

On September 23, 2008, the cases pending in federal court in the Western District of Tennessee in which the Company is a defendant, and other cases pending in that court involving the same or similar claims against other defendants, were consolidated into a single proceeding encaptioned In re Regions Morgan Keegan Open-End Mutual Fund Litigation.

On October 17, 2008, the defendants in the above-referenced cases filed a motion with the Judicial Panel on Multidistrict Litigation to consolidate in the United States District Court for the Western District of Tennessee the cases in which the Funds are defendants and other cases involving the same or similar claims, including cases involving the closed-end funds managed by the Adviser.

No estimate of the effect, if any, of these lawsuits on the Funds can be made at this time.

12. Subsequent Events

The Company’s Board of Directors declared the following monthly dividends:

Fund Name	Dividend Per Share	Record Date	Payable Date
High Income Fund
Class A	$0.004500519	11/30/08	12/1/08
Class C	$0.004458245	11/30/08	12/1/08
Class I	$0.005425425	11/30/08	12/1/08

Intermediate Bond Fund
Class A	$0.002813055	11/30/08	12/1/08
Class C	$0.002790363	11/30/08	12/1/08
Class I	$0.003500113	11/30/08	12/1/08

Short Term Bond Fund
Class A	$0.024326604	11/30/08	12/1/08
Class C	$0.021959345	11/30/08	12/1/08
Class I	$0.025411294	11/30/08	12/1/08

Effective December 29, 2008 at 8:00 am, the Company’s name was changed to Helios Select Fund, Inc., and the High Income Fund, Intermediate Bond Fund and Short Term Bond Fund were renamed Helios High Income Fund, Helios Intermediate Bond Fund and Helios Short Term Bond Fund, respectively.

Subsequent to October 31, 2008, MAM reimbursed High Income Fund for amounts relating to errors in applying the Fund’s cross-trading policies under applicable regulations. The amount of reimbursement received by High Income Fund was $582,975.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

October 31, 2008

On December 22, 2008, the Board of Directors of the Company determined that it is advisable to liquidate Short Term Bond Fund. The Company will request the stockholders of Short Term Bond Fund to approve the proposal to liquidate at a meeting of stockholders that the Company expects will be held in March 2009.

Also, effective December 22, 2008, management decided to change High Income Fund’s benchmark to the Barclays Capital U.S. Corporate High Yield Index, formerly known as the Lehman Brothers U.S. Corporate High Yield Index. The new benchmark more accurately reflects the Fund’s expected investment profile than its previous benchmark, the Barclays Capital Ba U.S. High Yield Index, formerly known as the Lehman Brothers Ba U.S. High Yield Index.

13. Change of Independent Registered Public Accounting Firm

On June 25, 2008, the Board of Directors determined not to retain PricewaterhouseCoopers LLP (“PwC”) as the Company’s Independent Registered Public Accounting Firm for the fiscal year ending April 30, 2009. The Audit Committee of the Funds then submitted a recommendation to the Board of Directors to engage Briggs, Bunting & Dougherty, LLP (“BBD”) as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ending April 30, 2009. During the two most recent fiscal years and through June 25, 2008, the date the Board of Directors notified PwC of their decision not to retain them as the Company’s auditor, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Company and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

During the two most recent fiscal years and through June 25, 2008, the date the Board of Directors approved BBD as the Company’s auditor, the Company did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Company provided PwC with a copy of these disclosures and PwC furnished the Company a letter addressed to the Securities and Exchange Commission stating that it agrees with the statements made by the Company herein.

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Report of Independent Registered Public Accounting Firm

October 31, 2008

To the Stockholders and Board of Directors of Helios Select Fund, Inc (formerly

Morgan Keegan Select Fund, Inc.)

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select Short Term Bond Fund, each a series of Morgan Keegan Select Fund, Inc., as of October 31, 2008, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six months then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the period ended April 30, 2008 and the year ended June 30, 2007 and the financial highlights for each of the years and periods presented through April 30, 2008, have been audited by other auditors, whose report dated June 30, 2008 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select Short Term Bond Fund as of October 31, 2008, the results of their operations, changes in their net assets, their cash flows and their financial highlights for the six months then ended, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2 to the financial statements and in the notes to the portfolios of investments, the financial statements include securities valued at $10,638,675 (57.08% of net assets), $9,391,964 (61.27% of net assets) and $919,165 (44.99% percent of net assets) of Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select Short Term Bond Fund, respectively, whose fair values have been estimated under procedures established by the Funds’ Board of Directors, in the absence of readily ascertainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

December 30, 2008

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Proxy Results (Unaudited)

	High Income Fund	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and the High Income Fund	18,889,121	910,219	354,642
	Intermediate Bond Fund	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and the Intermediate Bond Fund	16,976,604	190,909	548,790
	Short Term Bond Fund	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and the Short Term Bond Fund	979,941	0	9,445
	High Income Fund Intermediate Bond Fund Short Term Bond Fund		Shares Voted For	Shares Voted Withheld
2.	To elect to the Board of Directors
	Total Shares		70,819,360
	Shares Voted
	Shares		69,424,544
	% of Total		98.0305%
	BIRCH
	Shares For		68,656,395	768,149
	% of Votes Cast		98.8935%	1.1065%
	DRAKE
	Shares For		68,661,435	763,109
	% of Votes Cast		98.9008%	1.0992%
	LAI
	Shares For		68,669,987	754,557
	% of Votes Cast		98.9131%	1.0869%
	MCFARLAND
	Shares For		68,668,964	755,580
	% of Votes Cast		98.9117%	1.0883%
	SALVATORE
	Shares For		68,668,964	755,580
	% of Votes Cast		98.9117%	1.0883%

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited)

Independent Directors Committee and Board Considerations Relating to the Approval of the New Investment Advisory Agreement. In approving the New Advisory Agreement in April 2008 and determining to submit it to stockholders for approval, the directors considered a wide variety of factors. The Independent Directors were assisted by independent legal counsel during their deliberations and received a memorandum from such counsel discussing the legal standards for their consideration of the New Advisory Agreement and related matters. They also met in person with such counsel separately from representatives of MAM and HBAM to discuss the Proposal. In evaluating the New Advisory Agreement, the Board reviewed information furnished by HBAM and MAM in response to questions submitted by independent legal counsel on its behalf.

In approving the New Advisory Agreement, the Board determined that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement on behalf of each Fund is in the best interests of that Fund. In its deliberations, the Board did not identify any single factor or information as all-important or controlling, and each director may have attributed different weights to the various factors. Among other things, the directors considered:

(1) The qualifications of HBAM, including the nature, extent and quality of the services to be provided. The Board first considered whether HBAM was qualified to assume the management of the Funds. The Board considered the reputation, financial strength, key services and operations, resources and expertise of HBAM as a firm, including the structure of its organization, its relationships, its historical expertise in the asset-backed securities market, coupled with expanding capabilities in core fixed income and high yield sectors, and its ability to attract and maintain highly-qualified, professional talent. The Board noted particularly that HBAM’s research team has designed advanced proprietary investment technology platforms for the monitoring, analysis and management of risk/reward attributes across all sectors of the fixed income market. Further, the Board noted that HBAM manages in excess of $21 billion for a client base including, but not limited to, insurance companies, pension funds, financial institutions, registered investment companies and foundations. The Board considered the quality and nature of the proposed investment advisory services to be provided to the Funds by HBAM as compared to those provided by MAM.

Next, the Board considered the qualifications and experience of the investment advisory personnel at HBAM. In particular, the Board considered the background and expertise of Mr. Dana E. Erikson, CFA, Senior Portfolio Manager and the head of HBAM’s High Yield Team, as the proposed lead portfolio manager of the Funds, with the day-to-day responsibility for the management of the Funds. The Board noted that Mr. Erikson is responsible for HBAM’s corporate high yield exposures and the establishment of portfolio objectives and strategies. The Board also noted the experience of the other members of the High Yield Team, as well as that of Mr. Anthony Breaks and his team, and considered that HBAM applies a team-oriented approach to the fundamental analysis that drives its relative value-oriented investment decision-making process. This process contemplates a relative valuation of the entire capital structure of a potential investment, which includes valuation of the equity, bonds and bank debt, to determine the optimal way to gain exposure to the issuing company. The Board concluded that HBAM’s experience and personnel made HBAM well qualified to manage each Fund’s portfolio in accordance with its investment objectives and strategies, and that there was potential that stockholders would benefit from HBAM’s management of the Funds.

The Board further considered HBAM’s methodology for compensating the Funds’ portfolio manager and the rest of the portfolio management, trading and research team. The Board also considered HBAM’s investment philosophy and its investment outlook for the Funds. The Board noted that HBAM’s commitment to a relative value investment philosophy has continued throughout its history. Additionally, the Board considered whether HBAM would be able to meet the compliance demands set forth under various regulations. The Board reviewed materials regarding HBAM’s compliance program and code of ethics and discussed the compliance program with HBAM’s Chief Compliance Officer.

The Board concluded that the intended scope of HBAM’s services was satisfactory and comparable to those currently provided by MAM and that there would be no diminution of the scope or quality of the advisory services provided to the Funds under the New Advisory Agreement.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited)

(2) The investment performance of HBAM. The Board considered the investment performance of HBAM’s registered investment companies and the performance record of the High Yield Team. The Board compared the long-term performance of the High Yield Team’s composite to its benchmark and the performance of the Funds. Based on these factors the Board concluded that the overall performance results supported the approval of the New Advisory Agreement.

(3) The reasonableness of the advisory fees. In evaluating the costs of the services to be provided by HBAM under the New Advisory Agreement and the profitability of HBAM with respect to each Fund, the Board considered, among other things, whether advisory fees or other expenses would change as a result of the new arrangements. The Board noted that the fees payable under the New Advisory Agreement would be the same as those payable under the Current Advisory Agreements. As part of its analysis, the Board examined the fees payable under the New Advisory Agreement and the total expense ratio of each Fund in comparison to the fees and total expense ratios for its peer group. The Board noted that the advisory fee for each of the Short Term Bond Fund and High Income Fund was above average for the Fund’s peer group, while the total expense ratio for each Fund was near the average for the Fund’s peer group. For the Intermediate Bond Fund, the Board noted that the advisory fee was near the average for the Fund’s peer group, while the total expense ratio for the Fund was below the average for the Fund’s peer group. The Board further noted that pursuant to the Expense Limitation Agreements (defined below), HBAM would agree to waive a portion of its fees and reimburse certain expenses of the Funds for a period of two years after the New Advisory Agreement takes effect so that the maximum annual operating expense ratio of each Fund does not exceed the maximum annual operating expense ratio under the current contractual expense limitation agreement between MAM and the Fund.

The Board then considered HBAM’s management of other registered investment companies and similarly managed accounts. The Board noted that the advisory fees paid by the other registered investment companies and similarly managed accounts were comparable to the advisory fees proposed to be paid by each Fund. The Board concluded that the level of advisory fee to be charged to each Fund was reasonable in light of these factors.

(4) The profitability of HBAM with respect to its relationship with each Fund. The Board considered what benefits HBAM would derive from the management of the Funds and whether it would have a financial interest in the matters that were being considered. The Board reviewed information regarding the estimated profitability to HBAM of its relationship with the Funds and considered whether the profits would be reasonable. The profitability analysis took into consideration fall-out benefits from HBAM’s relationship with the Funds. The Board found that the estimated profits to be realized by HBAM from its relationship with the Funds were likely to be reasonable.

(5) The extent to which economies of scale might be realized as each Fund grows. The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of HBAM’s costs would increase if assets rise. The Board considered each Fund’s current asset size and concluded that under foreseeable conditions, they were unable to assess at the present time whether economies of scale would be realized if the Funds were to experience significant asset growth. The Board noted that HBAM has represented that it expects to analyze whether economies of scale can be recognized in the future should the Funds’ assets under management grow and, should economies of scale emerge, would recommend an appropriate arrangement to share the benefits of such economies with Fund stockholders.

(6) Possible conflicts of interest. The Board also discussed HBAM’s methods of dealing with conflicts of interest. The Board noted that HBAM has adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for HBAM and the individuals that it employs. For example, the Board noted that HBAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Board further noted that HBAM also has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.

Board Approval and Recommendation of the Advisory Agreement. As a result of the considerations described above, the Board, including all of the Independent Directors, determined to approve the New Advisory

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited)

Agreement with HBAM. Based on these considerations, the Board was satisfied that: (1) the Funds were likely to benefit from the nature, quality and extent of HBAM’s services; and (2) HBAM has the resources to provide the services and to carry out its responsibilities under the New Advisory Agreement. The Board, including all of the Independent Directors, concluded that the terms of the New Advisory Agreement are fair and reasonable, that the fees stated therein, including ancillary benefits, are reasonable in light of the services to be provided to the Funds, and for these reasons the Board approved the New Advisory Agreement and concluded that the New Advisory Agreement should be recommended to each Fund’s stockholders for their approval. Based on the foregoing, the Board, including all of the Independent Directors, who were present at the meeting held in person on April 21, 2008, unanimously voted to approve and to recommend to the stockholders of each Fund that they approve the New Advisory Agreement.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of Morgan Keegan Select Fund, Inc. and its three separate series, Short Term Bond Fund, Intermediate Bond Fund and High Income Fund (each, a “Fund” and collectively, the “Funds”).

Name, Address and Age	Position (s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation (s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Independent Directors

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since July 2008	Director of several investment companies advised by the Advisor (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-2008).	11

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 65	Director and Chairman of the Board, Member of the Audit Committee, Chairman of the Nominating and Compensation Committee Elected Since July 2008	Chairman (since 2003) and Director of several investment companies advised by the Advisor (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director of Celgene Corporation (“CELG”) (2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“SIL”) (2007-Present); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee of Columbia Atlantic Funds (2007-Present).	11

2008 Semi-Annual Report

MORGAN KEEGAN SELECT FUND, INC.

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position (s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation (s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since July 2008	Director of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	11

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 62	Director, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since July 2008	Director of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	11

Interested Director

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 55	Director Elected Since July 2008	Managing Partner of Brookfield Asset Management Inc. (2006-Present); Chairman (2005-Present); Chief Executive Officer (1998-2007); President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President and Chief Executive Officer (2005-2008) and Director (2005-Present) of Crystal River Capital, Inc. (“CYRV”); President and Director of several investment companies advised by the Advisor (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	11

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Funds’ Advisor.

Hyperion Brookfield Asset Management, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Information Concerning Directors and Officers (Unaudited)

Officers of the Funds

Name, Address and Age	Position (s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation (s) During Past 5 Years

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 49	President	Elected Annually Since July 2008	Member of the Board of Directors (2002-Present), Chief Executive Officer (2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; President (2008-Present) or Vice President (2007-Present) of several investment companies advised by the Advisor; Executive Vice President and Secretary of Crystal River Capital, Inc. (“CYRV”) (2005-2007).

Dana E. Erikson* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 43	Vice President	Elected Annually Since July 2008	Senior Portfolio Manager/Managing Director of the Advisor (2006-Present); Senior Portfolio Manager/Managing Director of Evergreen Investment Management Company, LLC (1996-2006).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 49	Treasurer	Elected Annually Since July 2008	Managing Director (2007-Present) of Brookfield Operations & Management Services LLC; Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2000-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 36	Secretary and Chief Compliance Officer (“CCO”)	Elected Annually Since July 2008	Director, CCO, Assistant General Counsel (2006-Present) and Compliance Officer (2005-2006) of the Advisor; Secretary of several investment companies advised by the Advisor (2008-Present); CCO of several investment companies advised by the Advisor (2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-366-7426.

2008 Semi-Annual Report

CORPORATE INFORMATION

Investment Advisor and Administrator

Hyperion Brookfield Asset Management, Inc.

Three World Financial Center

200 Vesey Street, 10th Floor

New York, New York 10281-1010

www.hyperionbrookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800 HYPERION

E-mail: funds@hyperionbrookfield.com

Distributor and Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

Morgan Keegan & Company, Inc.

Morgan Keegan Tower

50 North Front Street

Memphis, Tennessee 38103

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky and Walker LLP

75 East 55th Street

New York, New York 10022

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

Shares of the Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. An investor should consider each Fund’s investment objectives, risks and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Funds’ prospectus. To obtain a prospectus, call toll-free 1-800-366-7426. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrant.

Not Applicable.

Item 6. Schedule of Investments.

Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not hold regular annual meetings of stockholders. Stockholders wishing to submit proposals or nominations for inclusion in a proxy statement and form of proxy for a subsequent stockholder’s meeting should send their written proposals or nominations to the Secretary of the Registrant at Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281. There can be no assurance that a stockholders’ meeting will be held in the foreseeable future or that any submitted proposal or nomination will be considered at a meeting.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) None.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN KEEGAN SELECT FUND, INC.

By:    /s/ John J. Feeney, Jr.

John J. Feeney, Jr.

President

Date: January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ John J. Feeney, Jr.

John J. Feeney, Jr.

President

Date: January 5, 2009

By:    /s/ Thomas F. Doodian

Thomas F. Doodian

Treasurer

Date: January 5, 2009